--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 1997

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Performance Charts...................................................................................................        1-2
Statements of Net Assets
    VA Small Value Portfolio.........................................................................................       3-13
    VA Large Value Portfolio.........................................................................................      14-15
    VA International Value Portfolio.................................................................................      16-20
    VA International Small Portfolio.................................................................................      21-27
    VA Short-Term Fixed Portfolio....................................................................................      28-29

Schedule of Investments - VA Global Bond Portfolio...................................................................         30

Statement of Assets and Liabilities - VA Global Bond Portfolio.......................................................         31

Statements of Operations.............................................................................................      32-33

Statements of Changes in Net Assets..................................................................................      34-36

Financial Highlights.................................................................................................      37-39

Notes to Financial Statements........................................................................................      40-43

Report of Independent Accountants....................................................................................         44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              VA SMALL VALUE PORTFOLIO VS.
            FAMA-FRENCH SMALL CAP VALUE INDEX
               OCTOBER 1995-NOVEMBER 1997
                    GROWTH OF $10,000
                                                           VA SMALL VALUE PORTFOLIO    FAMA-FRENCH SMALL CAP VALUE INDEX

                                                                             $10,000                               $10,000
Oct 95                                                                        $9,490                                $9,554
                                                                              $9,696                                $9,822
                                                                              $9,853                                $9,977
                                                                              $9,773                               $10,117
                                                                              $9,994                               $10,275
                                                                             $10,335                               $10,621
Apr 96                                                                       $10,826                               $10,988
                                                                             $11,306                               $11,420
                                                                             $11,046                               $11,238
                                                                             $10,355                               $10,639
                                                                             $10,766                               $11,080
                                                                             $11,096                               $11,362
Oct 96                                                                       $11,196                               $11,329
                                                                             $11,777                               $11,848
                                                                             $12,026                               $12,016
                                                                             $12,289                               $12,442
                                                                             $12,310                               $12,504
                                                                             $11,985                               $12,175
Dec 14                                                                       $11,965                               $12,089
                                                                             $13,152                               $13,236
                                                                             $13,953                               $13,935
                                                                             $14,775                               $14,662
                                                                             $15,261                               $15,207
                                                                             $16,498                               $16,313
                                                                             $15,870                               $15,980
Nov 97                                                                       $15,667                               $15,881
Annualized Total Return (%)                                                 One Year                     From October 1995
                                                                               33.02                                 23.02
The portfolio seeks to capture return premiums
associated with high book-to-market ratios by
investing on a market cap-weighted basis in
companies that have market caps of approximately
$600 million or less and book-to-market
ratios in the upper 30% of publicly traded
U.S. companies.
The portfolio's returns in fiscal 1997 reflected
the performance of small U.S. companies with
high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              VA LARGE VALUE PORTFOLIO VS.
            FAMA-FRENCH LARGE CAP VALUE INDEX
               FEBRUARY 1995-NOVEMBER 1997
                    GROWTH OF $10,000
                                                           VA LARGE VALUE PORTFOLIO    FAMA-FRENCH LARGE CAP VALUE INDEX

                                                                             $10,000                               $10,000
Feb 95                                                                       $10,313                               $10,465
                                                                             $10,667                               $10,505
                                                                             $10,990                               $10,841
                                                                             $11,243                               $11,422
                                                                             $11,314                               $11,610
                                                                             $11,870                               $11,959
Aug 95                                                                       $11,799                               $12,178
                                                                             $12,022                               $12,670
                                                                             $11,607                               $12,392
                                                                             $12,175                               $12,847
                                                                             $12,266                               $13,168
                                                                             $12,568                               $13,480
Feb 96                                                                       $12,687                               $13,477
                                                                             $13,154                               $13,699
                                                                             $13,349                               $13,714
                                                                             $13,586                               $13,921
                                                                             $13,191                               $13,918
                                                                             $12,626                               $13,148
Aug 96                                                                       $13,092                               $13,577
                                                                             $13,321                               $13,842
                                                                             $13,746                               $14,260
                                                                             $14,662                               $15,062
                                                                             $14,531                               $15,017
                                                                             $15,030                               $15,397
Feb 97                                                                       $15,359                               $15,659
                                                                             $14,659                               $15,008
                                                                             $15,113                               $15,258
                                                                             $16,272                               $16,222
                                                                             $16,715                               $16,758
                                                                             $18,405                               $17,993
Aug 97                                                                       $18,085                               $17,736
                                                                             $19,025                               $18,631
                                                                             $18,154                               $18,303
Nov 97                                                                       $18,430                               $19,034
Annualized Total Return (%)                                                 One Year                    From February 1995
                                                                               25.70                                 24.08
The portfolio seeks to capture return premiums
associated with high book-to-market ratios by
investing on a market cap-weighted basis in
companies that have market caps of approximately
$600 million or more and book-to-market
ratios in the upper 30% of publicly
traded companies.
The portfolio's returns in fiscal 1997 reflected
the performance of large U.S. companies with
high book-to-market ratios.
Past performance is not predictive of future performance.
Fama-French Small Cap Value Index courtesy of
Fama-French and CRSP, University of Chicago.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          VA INTERNATIONAL VALUE PORTFOLIO VS.
                       EAFE INDEX
               OCTOBER 1995-NOVEMBER 1997
                    GROWTH OF $10,000
                                                           VA INTERNATIONAL VALUE PORTFOLIO       EAFE INDEX

                                                                                    $10,000               $10,000
Oct 95                                                                               $9,800                $9,730
                                                                                    $10,030               $10,002
                                                                                    $10,555               $10,413
                                                                                    $10,615               $10,454
                                                                                    $10,625               $10,496
                                                                                    $10,825               $10,716
Apr 96                                                                              $11,247               $11,027
                                                                                    $11,187               $10,829
                                                                                    $11,197               $10,894
                                                                                    $10,857               $10,578
                                                                                    $10,916               $10,599
                                                                                    $11,096               $10,885
Oct 96                                                                              $10,927               $10,776
                                                                                    $11,427               $11,207
                                                                                    $11,306               $11,062
                                                                                    $10,859               $10,674
                                                                                    $10,981               $10,856
                                                                                    $11,041               $10,899
Apr 97                                                                              $10,940               $10,965
                                                                                    $11,782               $11,677
                                                                                    $12,350               $12,320
                                                                                    $12,492               $12,517
                                                                                    $11,680               $11,591
                                                                                    $12,178               $12,240
                                                                                    $11,508               $11,297
Nov 97                                                                              $11,031               $11,184
Annualized Total Return (%)                                                        One Year     From October 1995
                                                                                      -3.46                  4.64
The series invests in companies with market
capitalization of at least $800 million and
book-to-market ratios in the upper 30% of
large publicly traded non-U.S. companies.
Country weightings reflect the EAFE index market
capitalization weight, with Japan limited to 38%.
The portfolio's returns in fiscal 1997 reflected
the performance of its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital
International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          VA INTERNATIONAL SMALL PORTFOLIO VS.
                       EAFE INDEX
               OCTOBER 1995-NOVEMBER 1997
                    GROWTH OF $10,000
                                                           VA INTERNATIONAL SMALL PORTFOLIO       EAFE INDEX

                                                                                    $10,000               $10,000
Oct 95                                                                               $9,640                $9,730
                                                                                     $9,710               $10,002
                                                                                    $10,110               $10,413
                                                                                    $10,431               $10,454
                                                                                    $10,561               $10,496
                                                                                    $10,841               $10,716
Apr 96                                                                              $11,601               $11,027
                                                                                    $11,431               $10,829
                                                                                    $11,231               $10,894
                                                                                    $10,641               $10,578
                                                                                    $10,641               $10,599
                                                                                    $10,641               $10,885
Oct 96                                                                              $10,461               $10,776
                                                                                    $10,481               $11,207
                                                                                    $10,137               $11,062
                                                                                     $9,952               $10,674
                                                                                    $10,065               $10,856
                                                                                     $9,839               $10,899
Apr 97                                                                               $9,561               $10,965
                                                                                    $10,199               $11,677
                                                                                    $10,374               $12,320
                                                                                     $9,942               $12,517
                                                                                     $9,469               $11,591
                                                                                     $9,293               $12,240
                                                                                     $8,872               $11,297
Nov 97                                                                               $8,223               $11,184
Annualized Total Return (%)                                                        One Year     From October 1995
                                                                                     -21.54                 -8.63
The portfolio objective is to capture premium
returns and diversification benefits by investing
in a broad cross-section of small companies
on a market cap-weighted basis. The
portfolio provides access to publicly traded
small companies listed on the major exchanges
of countries outside the U.S.
The portfolio's returns in fiscal 1997 reflected
the performance of its strategy.
Past performance is not predictive of future performance.
EAFE Index courtesy of Morgan Stanley Capital
International.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            VA SHORT-TERM FIXED PORTFOLIO VS.
                     ONE-MONTH CD'S
               OCTOBER 1995-NOVEMBER 1997
                    GROWTH OF $10,000
                                                           VA SHORT-TERM FIXED PORTFOLIO      ONE-MONTH CD'S

                                                                                  $10,000               $10,000
                                                                                  $10,039               $10,046
Nov 95                                                                            $10,081               $10,089
                                                                                  $10,128               $10,131
                                                                                  $10,173               $10,177
                                                                                  $10,214               $10,217
                                                                                  $10,241               $10,256
                                                                                  $10,269               $10,298
May 96                                                                            $10,285               $10,338
                                                                                  $10,342               $10,375
                                                                                  $10,384               $10,421
                                                                                  $10,426               $10,462
                                                                                  $10,492               $10,504
                                                                                  $10,566               $10,547
Nov 96                                                                            $10,620               $10,587
                                                                                  $10,654               $10,632
                                                                                  $10,697               $10,677
                                                                                  $10,739               $10,717
                                                                                  $10,750               $10,763
                                                                                  $10,819               $10,811
May 97                                                                            $10,877               $10,858
                                                                                  $10,936               $10,907
                                                                                  $11,018               $10,956
                                                                                  $11,045               $11,002
                                                                                  $11,116               $11,053
                                                                                  $11,173               $11,102
Nov 97                                                                            $11,201               $11,148
Annualized Total Return (%)                                                      One Year     From October 1995
                                                                                     5.47                  5.37
The portfolio maximizes expected returns by
using a strategy of shifting maturities based on
changes in the yield curve. Using current prices,
the strategy creates a matrix of expected
returns from different buy and sell strategies
and identifies the optimal maturity range for
the highest expected returns. Issues which
meet maturity and quality level are further
evaluated for business risk. Maturities are
shifted if sufficient premiums can be documented.
The portfolio's returns in fiscal 1997 reflected
the performance of its strategy.
Past performance is not predictive of future performance.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   VA GLOBAL BOND PORTFOLIO VS.
               SALOMON WORLD GOVERNMENT BOND INDEX
                   FEBRUARY 1995-NOVEMBER 1997
                        GROWTH OF $10,000
                                                                     VA GLOBAL BOND PORTFOLIO     SALOMON WORLD FIXED INCOME INDEX

                                                                                       $10,000                               $10,000
Feb 95                                                                                 $10,155                               $10,156
                                                                                       $10,339                               $10,322
                                                                                       $10,484                               $10,475
                                                                                       $10,712                               $10,841
                                                                                       $10,719                               $10,857
                                                                                       $10,816                               $10,931
Aug 95                                                                                 $10,853                               $11,023
                                                                                       $10,992                               $11,175
                                                                                       $11,080                               $11,311
                                                                                       $11,091                               $11,526
                                                                                       $11,136                               $11,645
                                                                                       $11,225                               $11,756
Feb 96                                                                                 $11,066                               $11,589
                                                                                       $11,119                               $11,628
                                                                                       $11,172                               $11,673
                                                                                       $11,236                               $11,732
                                                                                       $11,273                               $11,844
                                                                                       $11,359                               $11,906
Aug 96                                                                                 $11,532                               $12,010
                                                                                       $11,747                               $12,238
                                                                                       $11,954                               $12,463
                                                                                       $12,106                               $12,687
                                                                                       $12,135                               $12,658
                                                                                       $12,229                               $12,768
Feb 97                                                                                 $12,336                               $12,824
                                                                                       $12,262                               $12,750
                                                                                       $12,357                               $12,890
                                                                                       $12,441                               $12,969
                                                                                       $12,623                               $13,162
                                                                                       $12,756                               $13,423
Aug 97                                                                                 $12,780                               $13,393
                                                                                       $12,900                               $13,610
                                                                                       $12,949                               $13,753
Nov 97                                                                                 $13,022                               $13,840
Annualized Total Return (%)                                                           One Year                    From February 1995
                                                                                          7.57                                  9.77
The portfolio invests in U.S. and international
government bonds, debt guaranteed by foreign
governments, high quality corporate debt, bank
obligations, and debt of supranational issuers
with maturities of 5 years or less. Eligible
countries include the United States, Canada,
United Kingdom, Germany Japan, France, Australia,
and the Netherlands. The portfolio is
diversified across countries. Using current
prices, the strategy creates a matrix of
expected horizon returns from different buy and
sell strategies and identifies the maturity range
with the highest expected returns. Maturities
are shifted only if sufficient premiums warrant
it. Country weighting is increased or reduced
based on expected returns. The portfolio may
be concentrated in the U.S. if international
curves are inverted.
The portfolio's returns in fiscal 1997 reflected
the performance of its strategy.
Past performance is not predictive of future performance.
Salomon World Fixed Income Index courtesy of Salomon Brothers.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (95.1%)
 *3-D Systems Corp.....................................        1,000   $      8,375
 AAR Corp..............................................        1,400         53,987
 *ABT Building Products Corp...........................          400          7,200
 *ACT Networks, Inc....................................          500          4,094
 *ACX Technologies, Inc................................        1,900         50,944
 *AEP Industries, Inc..................................        1,100         35,544
 *APS Holding Corp. Class A............................        1,000          3,859
 *ATL Ultrasound, Inc..................................        1,100         47,575
 Aames Financial Corp..................................        1,800         24,300
 *Aasche Transportation Services, Inc..................          500          1,547
 *Abraxas Petroleum Corp...............................        1,000         16,375
 *Accell International Corp............................          400          1,512
 *Acceptance Insurance Companies, Inc..................        1,300         31,606
 *Acclaim Entertainment, Inc...........................        2,500         10,195
 Aceto Corp............................................          440          8,745
 *Acme Metals, Inc.....................................        1,000         12,437
 *Adage, Inc...........................................          400          2,487
 *Adflex Solutions, Inc................................          700         13,497
 *Advanced Marketing Services, Inc.....................          500          6,469
 Advantage Bancorp, Inc................................          250         15,719
 Advest Group, Inc.....................................          700         15,925
 *Aerovox, Inc.........................................          400          2,175
 *Air Methods Corp.....................................          300          1,097
 Airborne Freight Corp.................................        1,500         95,531
 *Alarmguard Holdings, Inc.............................        1,000         10,750
 *Alaska Air Group, Inc................................        1,100         41,112
 Albank Financial Corp.................................        1,200         55,950
 *Aldila, Inc..........................................        1,300          5,972
 Alfa Corp.............................................        1,800         29,475
 Alico, Inc............................................          200          4,900
 *All American Semiconductor, Inc......................        1,300          2,377
 Alliance Bancorp......................................        1,000         26,250
 *Alliance Entertainment Corp..........................        2,300            184
 *Alliance Semiconductor Corp..........................        3,500         22,203
 *Allied Healthcare Products, Inc......................        1,700         13,441
 *Allied Holdings, Inc.................................          100          1,969
 *Allied Research Corp.................................          300          3,712
 *Allou Health & Beauty Care, Inc. Class A.............          500          3,937
 *Alpha Beta Technology, Inc...........................        1,100          3,266
 *Alpha Technologies Group, Inc........................          500          1,844
 Alpharma, Inc. Class A................................        1,200         27,450
 Amcast Industrial Corp................................          700         17,325
 *America West Holdings Corp. Class B..................        4,400         70,125
 *American Banknote Corp...............................        1,600          8,600
 *American Eagle Group, Inc............................          300             14
 *American Ecology Corp................................          700          1,028
 *American Freightways Corp............................        1,900         27,787
 American Heritage Life Investment Corp................        1,200         44,100
 *American Homepatient, Inc............................        1,000         20,312
 *American Mobile Satellite Corp.......................          700          5,512
 *American Pacific Corp................................          700          5,162
 *American Physicians Services Group, Inc..............          500          3,625

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *American Software, Inc. Class A......................          300   $      2,794
 *American United Global, Inc..........................          600          1,228
 *American Waste Services, Inc. Class A................        2,100          3,150
 *Amerihost Properties, Inc............................          400          2,637
 *Ameristar Casinos, Inc...............................        1,700          8,952
 *Ameriwood Industries International Corp..............          400          2,525
 Ameron, Inc...........................................          300         19,350
 *Ames Department Stores, Inc..........................        1,100         18,562
 Ampco-Pittsburgh Corp.................................          400          7,600
 *Amrep Corp...........................................          600          3,300
 *Amtech Corp..........................................        2,300         10,709
 *Amtran, Inc..........................................          800          6,450
 Amvestors Financial Corp..............................          691         15,159
 Analogic Corp.........................................          100          3,781
 Andover Bancorp, Inc. DE..............................          480         17,985
 Angelica Corp.........................................          800         17,200
 *Ann Taylor Stores Corp...............................        2,000         28,500
 *Ansaldo Signal N.V...................................          250          1,133
 *Antec Corp...........................................        3,000         46,125
 *Apertus Technologies, Inc............................          900          1,547
 *Apogee, Inc..........................................        1,200          2,925
 *Applied Extrusion Technologies, Inc..................        2,000         15,812
 *Applied Magnetics Corp...............................          200          3,375
 *Applied Signal Technologies, Inc.....................          800         12,050
 *Arcadia Financial, Ltd...............................        2,900         24,287
 Arch Coal, Inc........................................        1,200         31,575
 *Arch Communications Group, Inc.......................        3,300         22,584
 *Argosy Gaming Corp...................................        1,800          7,312
 *Arkansas Best Corp...................................        1,700         18,806
 *Artisoft, Inc........................................        1,700          3,666
 *Artistic Greetings, Inc..............................          500          2,375
 Arvin Industries, Inc.................................        1,900         65,550
 *Asante Technologies, Inc.............................          400          1,950
 *Ascent Entertainment Group, Inc......................          879          9,504
 *Astec Industries, Inc................................          900         14,512
 Astoria Financial Corp................................          423         23,407
 *Asyst Technologies, Inc..............................          600         18,487
 *Atchison Casting Corp................................          200          3,450
 *Atkinson (Guy F.) of California......................        1,500          5,484
 *Atlantic Gulf Communities Corp.......................        1,500          6,281
 *Atlantic Tele-Network, Inc...........................        1,000         12,125
 *Atlantis Plastics, Inc...............................          200          1,137
 Atrion Corp...........................................          200          2,937
 *Au Bon Pain, Inc. Class A............................          600          5,437
 *Audiovox Corp. Class A...............................        1,300         11,456
 *Autoimmune, Inc......................................        1,100          3,197
 *Autoinfo, Inc........................................          600            356
 *Avatex Corp..........................................        1,400          2,450
 *Aviall, Inc..........................................          800         11,350
 *Avid Technology, Inc.................................        1,900         55,812
 *Avigen, Inc..........................................          500          1,656
 *Avondale Industries, Inc.............................          500         14,156
 *Aydin Corp...........................................          400          4,600
 *Aztar Corp...........................................        3,300         23,100
 Aztec Manufacturing Co................................          500          8,531

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 BEI Electronics, Inc..................................        1,600   $      6,400
 *BEI Technologies, Inc................................        1,600         19,200
 *BFX Hospitality Group, Inc...........................          300            787
 *BHC Communications, Inc. Class A.....................          100         12,581
 *BI, Inc..............................................        1,000          7,062
 *BPI Packaging Technologies, Inc......................          300            323
 *BRC Holdings, Inc....................................          500         20,844
 BSB Bancorp, Inc......................................          900         28,069
 *BT Office Products International, Inc................        2,000         20,500
 *BTU International, Inc...............................        1,700          9,669
 Badger Meter, Inc.....................................          200          8,300
 Bairnco Corp..........................................          900          8,887
 Baker (J.), Inc.......................................        2,200         15,056
 *Baker (Michael) Corp.................................          700          6,606
 *Baldwin Piano & Organ Co.............................          300          4,950
 *Baldwin Technology, Inc. Class A.....................        1,400          7,000
 *Bancinsurance Corp...................................          500          2,406
 *Bank Plus Corp.......................................        1,000         11,062
 *Bank United Financial Corp. Class A..................          200          2,587
 BankAtlantic Bancorp, Inc. Class A....................          250          3,375
 BankAtlantic Bancorp, Inc. Class B....................        1,000         14,156
 *Banner Aerospace, Inc................................        2,300         21,850
 *Banyan System, Inc...................................        1,600          5,350
 *Basin Exploration, Inc...............................          900         16,762
 Bassett Furniture Industries, Inc.....................        2,200         64,625
 Battle Mountain Gold Co...............................        1,600          8,100
 Bay View Capital Corp.................................        1,200         40,050
 *Bayou Steel Corp. Class A............................          900          3,262
 *Beazer Homes USA, Inc................................          700         12,491
 *Bel Fuse, Inc........................................          400          7,825
 *Bell Industries, Inc.................................          860         14,297
 *Bell Microproducts, Inc..............................        1,500         12,656
 *Bell Sports Corp.....................................        1,200         10,087
 *Bellwether Exploration Co............................          500          5,219
 *Ben & Jerry's Homemade, Inc. Class A.................        1,500         24,094
 *Berlitz International, Inc...........................          900         23,231
 *Bertuccis, Inc.......................................        1,200          7,650
 *Best Buy Co., Inc....................................        3,000         87,375
 Bindley Western Industries, Inc.......................          600         18,450
 Binks Sames Corp......................................          300         12,900
 *Bio Vascular, Inc....................................          500          1,766
 *Bio-Rad Laboratories, Inc. Class A...................          400         10,075
 *Bird Corp............................................          400          1,625
 Birmingham Steel Corp.................................        2,500         38,281
 Blair Corp............................................          500          9,531
 Blessings Corp........................................        1,000         14,250
 *Bluegreen Corp.......................................        1,500          6,562
 Bob Evans Farms, Inc..................................        2,700         54,337
 *Boca Research, Inc...................................        1,000          7,062
 *Bombay Co., Inc......................................        3,000         15,562
 *Bon-Ton Stores, Inc..................................          900         14,175
 *Books-a-Million, Inc.................................        1,400          9,494
 *Borland International, Inc...........................        1,400         14,087
 *Boston Chicken, Inc..................................        2,000         16,031
 Bowne & Co., Inc......................................        1,800         68,737
 *Boyd Gaming Corp.....................................        4,500         32,625
 *Brazos Sportswear, Inc...............................           50            450
 *Brock International, Inc.............................          300          1,237
 *Brookstone, Inc......................................        1,500         18,187
 *Brothers Gourmet Coffees, Inc........................          800            975
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Brown & Sharpe Manufacturing Co. Class A.............        1,200   $     12,300
 Brown Group, Inc......................................        5,600         90,650
 Brush Wellman, Inc....................................          900         21,375
 *Buffets, Inc.........................................        1,900         16,922
 *Builders Transport, Inc..............................          400          1,200
 *Building Materials Holding Corp......................        1,500         16,969
 *Bull Run Corp. GA....................................        2,200          6,737
 Burlington Coat Factory Warehouse Corp................        1,440         26,910
 *Business Resource Group..............................          500          1,844
 Butler Manufacturing Co...............................        1,000         33,875
 *Buttrey Food & Drug Stores Co........................        1,700         18,381
 *CML Group, Inc.......................................        4,100         14,350
 CNA Surety Corp.......................................        1,300         18,850
 *CNS Income...........................................        1,300         10,319
 *CPAC, Inc............................................        1,000         10,750
 CPB, Inc..............................................          400          8,312
 CPI Corp..............................................        1,000         18,625
 *CSP, Inc.............................................          200          1,550
 CTS Corp..............................................        1,200         40,800
 Cadmus Communications Corp............................          300          6,412
 *Caere Corp...........................................        1,500         13,148
 *Cal-Maine Foods, Inc.................................          500          3,125
 *Calcomp Technology, Inc..............................          400          1,800
 *California Microwave, Inc............................        1,000         18,562
 Calmat Co.............................................        2,300         60,231
 *Canandaigua Wine Co., Inc. Class A...................        1,800         86,231
 *Capital Pacific Holdings, Inc........................        1,000          3,344
 Capital Re Corp.......................................        1,200         67,275
 Capmac Holdings, Inc..................................        1,000         33,875
 *Capstone Pharmacy Services, Inc......................        2,200         24,337
 *Care Group, Inc......................................          700            361
 Carolina First Corp...................................          159          3,114
 *Carson Pirie Scott & Co..............................          800         41,300
 Carter-Wallace, Inc...................................        2,900         48,031
 Cash America International, Inc.......................        2,400         30,000
 *Casino America, Inc..................................        3,700         10,637
 *Casino Data Systems..................................        1,500          6,797
 *Casino Magic Corp....................................        2,200          2,681
 *Castle & Cooke, Inc..................................          400          6,650
 *Catalina Lighting, Inc...............................          600          3,712
 *Catalyst Semiconductor, Inc..........................          500            805
 *Catherines Stores Corp...............................        1,500          9,422
 Cato Corp. Class A....................................        2,000         18,750
 Cavalier Homes, Inc...................................        1,000          9,750
 *Celadon Group, Inc...................................        1,000         15,125
 *Celebrity, Inc.......................................          500          1,000
 *Cell Genesys, Inc....................................          500          4,281
 *Cellpro, Inc.........................................        1,300          3,656
 Cenfed Financial Corp.................................          484         19,405
 Cenit Bancorp, Inc....................................          100          6,837
 *Centennial Cellular Corp. Class A....................        1,600         30,550
 *Centigram Communications Corp........................          700         11,484
 *Central Sprinkler Corp...............................          200          3,600
 Centris Group, Inc....................................          300          6,506
 *Ceradyne, Inc........................................          200            922
 *Cerion Technologies, Inc.............................          700          1,597
 Chaparral Steel Co....................................        1,800         27,675
 *Charming Shoppes, Inc................................       12,300         60,155
 *Chart House Enterprises, Inc.........................          700          4,900
 *Checkpoint System, Inc...............................        2,000         32,250

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Cherry Corp. Class A.................................          600   $      9,169
 *Cherry Corp. Class B.................................          400          5,850
 Chesapeake Energy Corp................................        5,100         39,206
 *Chic by His, Inc.....................................        1,000          7,375
 *Children's Discovery Centers of America, Inc. Class
   A...................................................        1,500         12,187
 *Chock Full O' Nuts Corp..............................        1,000          7,187
 *Chrysalis International Corp.........................          400          1,575
 *Cidco, Inc...........................................        1,000         20,437
 *Circuit Systems, Inc.................................        1,300          5,769
 *Citadel Holding Corp.................................          300          1,219
 *Citation Corp........................................        1,000         17,062
 Citfed Bancorp, Inc...................................          600         30,375
 Citizens Banking Corp.................................        1,200         35,100
 *Civic Bancorp........................................          420          6,799
 *Clean Harbors, Inc...................................          800          1,562
 Cleveland Cliffs, Inc.................................        1,100         47,437
 *Clintrials Research, Inc.............................        2,800         23,975
 *Coast Distribution System............................          300          1,012
 *Coastal Physician Group, Inc.........................        1,300          1,462
 *Coastcast Corp.......................................        1,000         14,062
 *Cobra Electronic Corp................................        1,000          7,937
 *Coeur d'Alene Mines Corp. ID.........................        2,000         17,250
 *Coho Energy, Inc.....................................        1,400         14,262
 Collagen Corp.........................................        1,100         21,862
 *Comdial Corp.........................................          600          6,375
 Commercial Intertech Corp.............................          800         14,300
 Commercial Metals Co..................................        1,300         42,819
 Commonwealth Bancorp, Inc.............................          100          2,019
 Commonwealth Industries, Inc..........................        1,100         18,425
 *Compdent Corp........................................          200          4,137
 Computer Data Systems, Inc............................          500         20,281
 *Computer Network Technology Corp.....................        1,100          4,434
 *Computer Outsourcing Services, Inc...................          500          4,406
 *Concord Fabrics, Inc. Class A........................          200          1,794
 *Cone Mills Corp. NC..................................        2,000         15,750
 *Conmed Corp..........................................        1,200         28,350
 Continental Homes Holding Corp........................          600         19,537
 Cooker Restaurant Corp................................          500          4,969
 *Copart, Inc..........................................          900         15,694
 *Copley Pharmaceutical, Inc...........................        1,500         10,687
 *Cornerstone Imaging, Inc.............................        1,000          4,781
 *Corrpro Companies, Inc...............................          300          4,237
 *Cortech, Inc.........................................        1,500            937
 *Craig Corp...........................................          300          5,737
 *Criticare Systems, Inc...............................          600          2,437
 Cross (A.T.) Co. Class A..............................          800          8,650
 *Crown Central Petroleum Corp. Class A................          400          8,050
 *Crown Central Petroleum Corp. Class B................          300          5,700
 Crown Crafts, Inc.....................................          700         11,375
 *Crown Vantage, Inc...................................          300          3,000
 *Crown-Andersen, Inc..................................          100            675
 Cubic Corp............................................          750         24,094
 *Cuisine Solutions, Inc...............................          700            941
 *Cybex International, Inc.............................          400          4,350
 *Cyrk, Inc............................................        1,300         15,194
 *Cytrx Corp...........................................          700          2,909
 D&N Financial Corp....................................          600         14,587
 *DBA Systems, Inc.....................................          400          2,825
 *DII Group, Inc.......................................          400          8,975
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *DIY Home Warehouse, Inc..............................        1,500   $      6,000
 *DVI, Inc.............................................          300          5,475
 *Damark International, Inc. Class A...................          800          9,900
 Daniel Industries, Inc................................          300          5,569
 *Data Broadcasting Corp...............................        2,600         18,362
 *Data I/O Corp........................................        1,500         11,062
 *Data Race, Inc.......................................          400          1,900
 *Data Systems & Software, Inc.........................        1,500          8,016
 *Data Systems Network Corp............................           30            349
 *Dataflex Corp........................................          400          1,712
 *Datakey, Inc.........................................          200            806
 *Datascope Corp.......................................          500         12,687
 *Dataware Technologies, Inc...........................          500          1,594
 *Datron Systems, Inc..................................          200          2,037
 *Datum, Inc...........................................          300          5,644
 *Daw Technologies, Inc................................          800          1,625
 *Dawson Geophysical Co................................          300          5,719
 Daxor Corp............................................          400          4,800
 Deb Shops, Inc........................................        2,100         12,075
 *Deckers Outdoor Corp.................................        1,000          8,344
 Defiance, Inc.........................................          600          4,772
 *Deflecta-Shield Corp.................................          500          7,859
 *Del Global Technologies Corp.........................          500          4,937
 Delta Woodside Industries, Inc........................        2,100         12,337
 *Designer Holdings, Ltd...............................        1,000          9,375
 *Designs, Inc.........................................        1,300          4,448
 *Detection Systems, Inc...............................          300          4,425
 *Detroit Diesel Corp..................................        1,800         41,062
 *Devcon International Corp............................          400          1,975
 *Diamond Multimedia Systems, Inc......................        3,000         29,719
 *Dianon Systems, Inc..................................          500          4,219
 *Digi International, Inc..............................        1,000         19,562
 Dime Financial Corp...................................          400         12,475
 *Discount Auto Parts, Inc.............................        1,500         28,031
 *Dixie Group, Inc.....................................        1,000         11,000
 *Dominion Bridge Corp.................................        2,000          3,906
 *Dominion Homes, Inc..................................          800          7,287
 *Donnkenny, Inc.......................................        1,400          4,812
 Downey Financial Corp.................................        1,575         43,312
 *Dress Barn, Inc......................................        1,900         49,162
 *Drug Emporium, Inc...................................        2,100          8,269
 *Durakon Industries, Inc..............................          300          2,728
 Dyersburg Corp........................................        1,100         13,647
 *Dynamics Research Corp...............................          550          6,909
 *E-Z-Em, Inc. Class A.................................          300          2,212
 *E-Z-Em, Inc. Class B.................................           18            124
 *EA Engineering Science & Technology, Inc.............          500          1,016
 *ECC International Corp...............................          800          3,150
 *EFTC Corp............................................          300          4,481
 *EIS International, Inc...............................          500          3,312
 *ERLY Industries, Inc.................................          550          3,953
 *ESCO Electronics Corp. Trust Receipts................          900         14,737
 Eagle Bancshares, Inc.................................          500          9,531
 Eagle Financial Corp..................................          300         15,450
 *Eagle Hardware & Garden, Inc.........................        1,900         32,359
 *Eagle Point Software Corp............................          300          1,041
 Eastern Co............................................          200          3,600
 Eaton Vance Corp......................................        1,600         55,900
 Ecology & Environment, Inc. Class A...................          200          2,225
 *Edison Brothers Stores, Inc..........................        1,900              0

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Edo Corp..............................................          300   $      2,662
 *Education Alternatives, Inc..........................        1,000          4,625
 *Egghead, Inc.........................................        2,800         20,387
 *Ekco Group, Inc......................................        1,600         11,200
 *El Paso Electric Co..................................        1,000          6,750
 *Electroglas, Inc.....................................        1,000         18,812
 *Electromagnetic Sciences, Inc........................          600         10,725
 *Elek-Tek, Inc........................................        1,000            100
 *Emcon................................................        1,700          9,403
 *Empire of Carolina, Inc..............................          400            800
 Energen Corp..........................................          900         34,200
 Engle Homes, Inc......................................        1,000         14,656
 Enhance Financial Services Group, Inc.................          800         44,700
 *Environmental Elements Corp..........................          600          1,650
 *Envirotest Systems Corp. Class A.....................        1,000          5,500
 *Equitrac Corp........................................          300          5,044
 *Equity Oil Co........................................        2,300          7,619
 *Evans & Sutherland Computer Corp.....................          700         21,525
 Evergreen Bancorp, Inc. DE............................          800         18,950
 *Evergreen Resources, Inc.............................          500          7,781
 *Exabyte Corp.........................................        1,800         17,606
 *Exar Corp............................................        1,000         25,062
 Excel Industries, Inc.................................          900         17,494
 *Executone Information Systems, Inc...................        3,800          8,253
 Exide Corp............................................        2,100         50,137
 *Ezcorp, Inc. Class A Non-Voting......................        1,100         12,478
 FFY Financial Corp....................................          500         14,937
 *FM Properties, Inc...................................        1,300          6,459
 *FSI International, Inc...............................        1,400         21,394
 *FTP Software, Inc....................................        3,200          7,250
 Fab Industries, Inc...................................          500         14,875
 *Failure Group, Inc...................................          600          5,662
 *Fairchild Corp. Class A..............................        1,300         29,494
 *Fansteel, Inc........................................          700          6,212
 *Farah, Inc...........................................          900          4,669
 Farrel Corp...........................................          700          2,472
 *Fieldcrest Cannon, Inc...............................          500         16,844
 *Filenes Basement Corp................................        2,900         18,216
 *First Alert, Inc.....................................        1,900          5,344
 First American Financial Corp.........................        1,000         61,250
 *First Cash, Inc......................................          300          2,447
 First Central Financial Corp..........................        1,000            562
 First Defiance Financial Corp.........................          700         10,806
 First Essex Bancorp...................................          500          9,844
 *First Merchants Acceptance Corp......................          500             16
 First Northern Capital Corp...........................          800         10,600
 First Palm Beach Bancorp, Inc.........................        1,300         50,700
 *First Republic Bank..................................          600         16,575
 First Savings Bancorp, Inc. North Carolina............          200          4,800
 First Savings Bank....................................          300          7,556
 *First Team Sports, Inc...............................          500          1,906
 *FirstFed Financial Corp. DE..........................          900         32,850
 *Fischer Imaging Corp.................................        1,000          5,750
 Fleming Companies, Inc................................        3,100         51,537
 Flexsteel Industries, Inc.............................          600          7,050
 Florida Rock Industries, Inc..........................        1,600         41,600
 *Florsheim Group, Inc.................................          400          3,612
 Fluke Corp............................................          400          9,500
 *Fluor Daniel/GTI, Inc................................          316          2,943
 Flushing Financial Corp...............................          400          8,800
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Foodarama Supermarkets, Inc..........................          100   $      2,212
 *Forcenergy, Inc......................................          159          4,949
 Forest City Enterprises, Inc. Class A.................          450         25,706
 *Foster (L.B.) Co. Class A............................          800          4,200
 *Franklin Electronic Publishers, Inc..................          500          7,125
 Freds, Inc. Class A...................................        1,800         44,100
 *Fresh Choice, Inc....................................          500          2,109
 Friedman Industries, Inc..............................          551          3,857
 *Friedmans, Inc. Class A..............................        1,000         14,562
 Frisch's Restaurants, Inc.............................          648          8,586
 Frozen Food Express Industries, Inc...................        1,200         11,850
 *Fuqua Enterprises, Inc...............................          300          9,112
 *G-III Apparel Group, Ltd.............................          600          3,131
 *GC Companies, Inc....................................          300         13,012
 *GKN Holding Corp.....................................          300          1,256
 *GT Bicycles, Inc.....................................        1,000          6,781
 *GTI Corp.............................................          500          2,969
 *GZA Geoenvironmental Technologies, Inc...............          300          1,528
 Gainsco, Inc..........................................        1,500         12,562
 *Galey & Lord, Inc....................................          300          5,400
 *Galileo Corp.........................................          600          6,712
 Gamma Biologicals, Inc................................          300          1,500
 *Gantos, Inc..........................................          500            594
 Garan, Inc............................................          400          9,900
 *Garden Botanika, Inc.................................          500          2,250
 *Garden Fresh Restaurant Corp.........................          100          1,419
 *Gasonics International, Inc..........................          300          3,994
 *Gehl Co..............................................          500         11,406
 *General Communications, Inc. Class A.................        2,700         18,647
 *General Datacomm Industries, Inc.....................        1,300          6,825
 *General Host Corp....................................        2,094         11,124
 General Housewares Corp...............................          300          2,812
 *General Surgical Innovations, Inc....................        1,500          6,937
 *Geneva Steel Co. Class A.............................          800          2,000
 *Genicom Corp.........................................          500          6,875
 *Genlyte Group, Inc...................................        1,100         19,044
 *Gensym Corp..........................................          500          2,703
 *Genus, Inc...........................................        1,600          6,850
 Geon Co...............................................        1,500         35,437
 *Geoscience Corp......................................          200          2,450
 Gerber Scientific, Inc................................        1,400         28,000
 *Getty Petroleum Marketing, Inc.......................          900          4,781
 *Giant Group, Ltd.....................................          400          3,000
 Giant Industries, Inc.................................        1,000         18,375
 *Gibraltar Packaging Group, Inc.......................          900          2,419
 *Gibson Greetings, Inc................................        1,400         33,031
 *Gish Biomedical, Inc.................................        1,000          4,875
 Gleason Corp..........................................          200          5,187
 *Global Industrial Technologies, Inc..................        1,900         33,962
 *Global Motorsport Group, Inc.........................          500          6,906
 *Global Village Communication, Inc....................          900          1,772
 *Golden Books Family Entertainment, Inc...............        1,000          9,437
 *Good Guys, Inc.......................................        1,200          9,900
 *Gottschalks, Inc.....................................          600          5,137
 *Government Technology Services, Inc..................          600          3,187
 *Gradco Systems, Inc..................................          700          5,687
 *Graham-Field Health Products, Inc....................        1,100         16,431
 *Grand Casinos, Inc...................................        3,300         43,312

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Grand Premier Financial, Inc..........................          669   $      9,471
 Granite Construction, Inc.............................        1,300         29,737
 Granite State Bankshares, Inc.........................          300          6,694
 Green (A.P.) Industries, Inc..........................        1,100         12,787
 Greenbrier Companies, Inc.............................        1,300         22,262
 *Greyhound Lines, Inc.................................        1,800          7,087
 *Grist Mill & Co......................................          500          4,656
 *Gryphon Holdings, Inc................................        1,000         16,437
 Guaranty National Corp................................        1,400         50,225
 *Guest Supply, Inc....................................          500          6,875
 Guilford Mills, Inc...................................        1,800         45,562
 *Gundle/SLT Environmental, Inc........................        1,600          7,900
 *HCIA, Inc............................................          800          9,625
 HF Financial Corp.....................................          200          5,100
 *HMN Financial, Inc...................................          500         12,969
 *HS Resources, Inc....................................          900         14,344
 Haggar Corp...........................................          600          9,525
 *Hampton Industries, Inc..............................          400          3,450
 *Handleman Co.........................................        2,900         19,394
 Handy & Harman........................................        1,000         22,375
 *Hanger Orthopedic Group, Inc.........................          700          8,662
 *Harding Lawson Associates Group, Inc.................          400          3,825
 Harleysville Group, Inc...............................        2,400         56,250
 *Harry's Farmers Market, Inc. Class A.................          500          1,047
 *Hartmarx Corp........................................        2,800         22,750
 *Harvey Entertainment Co..............................          400          5,650
 Harvey's Casino Resorts...............................          500          9,906
 *Hathaway Corp........................................          400          1,150
 *Hauser, Inc..........................................        1,100          7,356
 Haven Bancorp, Inc....................................          500         21,500
 Haverty Furniture Co., Inc............................        1,700         21,834
 *Health Management Systems, Inc.......................        1,200          7,425
 *Healthcare Services Group, Inc.......................        1,500         19,078
 *Healthcor Holdings...................................          500          2,312
 *Heartland Wireless Communications, Inc...............        1,200          2,325
 Heilig-Meyers Co......................................        4,450         57,572
 *Hein-Werner Corp.....................................          220          1,554
 *Hello Direct, Inc....................................          300          2,175
 *Hi-Lo Automotive, Inc................................        1,000          2,750
 *High Plains Corp.....................................        1,600          5,050
 Hoenig Group, Inc.....................................          500          2,844
 Holly Corp............................................          500         13,500
 *Hollywood Casino Corp. Class A.......................          800          1,975
 *Hollywood Entertainment Corp.........................        1,600         13,775
 *Hollywood Park, Inc..................................          500          9,656
 Home Port Bancorp, Inc................................          200          4,725
 *Home State Holdings, Inc.............................          500             78
 *Homebase, Inc........................................        3,400         28,475
 Horizon Financial Corp................................        1,230         20,526
 *Hospital Staffing Services, Inc......................          300            281
 *Housecall Medical Resources, Inc.....................          900          2,897
 *Hovnanian Enterprises, Inc. Class A..................        1,300          9,506
 Hudson Foods, Inc. Class A............................        1,500         28,406
 Huffy Corp............................................          800         12,050
 Hughes Supply, Inc....................................          750         24,562
 *Hugoton Energy Corp..................................        1,600         15,300
 Hunt (J.B.) Transport Services, Inc...................        3,400         55,462
 Huntco, Inc. Class A..................................          300          3,787
 *Hycor Biomedical, Inc................................          600          1,275
 *Hyde Athletic Industries, Inc. Class B...............          300          1,500
                                                            SHARES           VALUE+
                                                         ------------  ------------
 IBS Financial Corp....................................          300   $      5,203
 *ICF Kaiser International, Inc........................        1,800          3,825
 ICO, Inc..............................................        1,800         10,969
 *ICU Medical, Inc.....................................        1,500         16,406
 *IEC Electronics Corp.................................        1,300         19,987
 *IHOP Corp............................................          800         27,350
 *IPC Information Systems, Inc.........................          500          9,156
 ISB Financial Corp. LA................................          100          2,581
 *ITEQ, Inc............................................          744          8,765
 *ITI Technologies, Inc................................          200          4,987
 *Ibah, Inc............................................        3,600         12,262
 *Imation Corp.........................................        1,400         24,325
 *Immulogic Pharmaceutical Corp........................        1,500          3,422
 Imperial Holly Corp...................................        1,100         11,894
 *In Home Health, Inc..................................          900            998
 *Inacom Corp..........................................          800         22,700
 *Indenet, Inc.........................................        1,000          2,203
 *Inference Corp. Class A..............................        1,500          7,687
 *Information Resources, Inc...........................        2,200         33,000
 *Information Storage Devices, Inc.....................          300          2,119
 Ingles Market, Inc. Class A...........................          400          5,350
 *Innodata Corp........................................          200            166
 *Insituform Technologies, Inc. Class A................        2,800         24,850
 *Inso Corp............................................        1,000         10,750
 Insteel Industries, Inc...............................          700          5,250
 Instron Corp..........................................        1,000         17,000
 *Insurance Auto Auctions, Inc.........................        1,000         10,625
 *Integrated Process Equipment Corp....................          500         10,750
 *Integrated Silicon Solution, Inc.....................        1,200         11,850
 *Intelligent Electronics, Inc.........................        3,500         18,047
 *Intelligent Systems Corp.............................          500          2,625
 *Inter-Tel, Inc.......................................          900         18,956
 *Interface Systems, Inc...............................          400          1,200
 Interface, Inc. Class A...............................        1,300         38,634
 *Intergraph Corp......................................        4,300         45,016
 *Interlinq Software Corp..............................        1,000          4,250
 International Aluminum Corp...........................          500         15,500
 International Multifoods Corp.........................        1,500         40,312
 *International Rectifier Corp.........................        2,100         29,662
 *International Remote Imaging Systems, Inc............          100            400
 International Shipholding Corp........................          400          7,175
 *International Technology Corp........................          850          7,012
 *International Thoroughbred Breeders, Inc.............          800          2,800
 *Interphase Corp......................................          900          5,822
 Interpool, Inc........................................        1,950         27,178
 Interstate Johnson Lane, Inc..........................          200          5,175
 *Intertan, Inc........................................          900          5,119
 Investors Financial Services Corp.....................           43          1,817
 Isco, Inc.............................................          200          1,837
 *Isolyser Co., Inc....................................        3,100          9,300
 *Iwerks Entertainment, Inc............................        1,900          7,006
 *J & J Snack Foods Corp...............................        1,800         29,250
 J & L Specialty Steel, Inc............................        3,200         31,200
 *J. Alexander's Corp..................................          300          1,631
 *JPE, Inc.............................................          200          1,150
 JSB Financial, Inc....................................          900         41,962
 *Jackpot Enterprises, Inc.............................          700          8,487
 *Jaclyn, Inc..........................................          200            875
 *Jaco Electronics, Inc................................          300          2,025
 *Jacobson Stores, Inc.................................          500          5,500

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Jan Bell Marketing, Inc..............................        2,200   $      6,187
 *Jason, Inc...........................................        1,700         13,069
 *Jean Philippe Fragrances, Inc........................          500          3,875
 John Alden Financial Corp.............................        2,000         53,875
 *Johnson Worldwide Associates, Inc. Class A...........        1,500         25,125
 Johnston Industries, Inc..............................          600          3,112
 *Johnstown American Industries, Inc...................        1,300         13,731
 *Jos. A. Bank Clothiers, Inc..........................        1,000          7,000
 *Jumbosports, Inc.....................................        1,700          4,994
 Justin Industries, Inc................................        2,300         33,781
 K Swiss, Inc. Class A.................................          300          4,969
 *KLLM Transport Services, Inc.........................          500          6,344
 *Kaiser Aluminum Corp.................................        2,700         28,097
 *Kaiser Ventures, Inc.................................        1,600         21,600
 Kaman Corp. Class A...................................        1,800         32,962
 Katy Industries, Inc..................................          800         14,000
 Kellwood Co...........................................        1,800         61,762
 *Key Production Co., Inc..............................          800          8,550
 *Key Tronic Corp......................................        1,000          5,562
 *Keystone Consolidated Industries, Inc................          598          7,624
 Kimball International, Inc. Class B...................        1,000         40,156
 *Kimmins Corp.........................................          300          1,425
 *Kinark Corp..........................................          100            325
 *Kinnard Investment, Inc..............................          300          1,772
 Klamath First Bancorp, Inc............................        1,300         28,031
 Knape & Vogt Manufacturing Co.........................          500          9,875
 *Koss Corp............................................        1,000         13,750
 LNR Property Corp.....................................          500         11,625
 *LTX Corp.............................................        2,900         16,131
 Lab Holdings, Inc.....................................          300          7,078
 *Laboratory Corp. of America Holdings, Inc............        1,500          3,094
 *Laclede Steel Co.....................................          200            937
 *Ladd Furniture, Inc..................................        1,200         18,375
 *Laidlaw Environmental Services, Inc..................        5,200         23,400
 *Lamson & Sessions Co.................................        1,500          9,750
 *Landair Services, Inc................................          300          8,287
 *Lasermaster Technologies, Inc........................          900          3,909
 *Laserscope...........................................          600          3,188
 *LaserSight Corporation...............................          300          1,031
 Lawyers Title Corp....................................          800         25,400
 *Lazare Kaplan International, Inc.....................        1,000         14,313
 *Learning Co., Inc....................................        3,400         61,625
 *Lechters, Inc........................................        2,200         12,513
 Lennar Corp...........................................        1,000         20,875
 *Lexford, Inc.........................................          200          6,138
 *Liberty Technologies, Inc............................          500          1,406
 Life Bancorp, Inc.....................................        1,000         31,000
 *Life USA Holdings, Inc...............................        1,000         16,781
 Lifetime Hoan Corp....................................          200          2,038
 Lillian Vernon Corp...................................          800         11,150
 Lindberg Corp.........................................          400          5,800
 *Liuski International, Inc............................          400            375
 *Lodgenet Entertainment Corp..........................        2,000         25,250
 *Logic Devices, Inc...................................          700          1,969
 *Lone Star Steakhouse Saloon..........................          200          3,738
 *Loronix Information Systems, Inc.....................          200            413
 *Louis Dreyfus Natural Gas Corp.......................          450          9,309
 Lufkin Industries, Inc................................          600         21,300
 Lukens, Inc. DE.......................................        1,300         21,775
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Luria (L.) & Son, Inc................................          100   $          1
 *M.H. Meyerson & Co., Inc.............................          200          1,075
 MDC Holdings, Inc.....................................        1,400         15,488
 *MEMC Electronic Materials, Inc.......................          600         10,838
 *MI Schottenstein Homes, Inc..........................          800         11,850
 *MK Gold Corp.........................................        1,700          2,523
 MMI Companies, Inc....................................        1,000         24,125
 *MRS Technology, Inc..................................          200            206
 *MS Carriers, Inc.....................................        2,100         50,663
 MTS Systems Corp......................................          800         30,550
 *Main Street & Main, Inc..............................        1,000          2,906
 *Manhattan Bagel Co., Inc.............................          300            408
 *Mapinfo Corp.........................................          100          1,350
 Marcus Corp...........................................        1,000         28,250
 *Mariner Health Group, Inc............................        2,400         34,875
 *Marisa Christina, Inc................................          600          2,850
 Maritrans, Inc........................................        1,000          9,000
 *Marker International.................................        2,300         10,781
 *Marlton Technologies, Inc............................          200          1,325
 Marsh Supermarkets, Inc. Class A......................          300          4,613
 Marsh Supermarkets, Inc. Class B......................          400          6,025
 *Marshall Industries..................................        1,100         37,950
 Maryland Federal Bancorp..............................          630         16,439
 *Material Sciences Corp...............................          800         11,750
 *Matlack Systems, Inc.................................          200          1,738
 *Matria Healthcare, Inc...............................        2,400         12,600
 *Matrix Pharmaceutical, Inc...........................        1,700          6,003
 *Matrix Service Co....................................        1,800         14,400
 *Mattson Technology, Inc..............................          100            978
 *Maverick Tube Corp...................................        1,200         34,313
 *Maxco, Inc...........................................          700          8,094
 *Maxwell Technologies, Inc............................          400         10,613
 *Maxxam, Inc..........................................          500         23,281
 *Maxxim Medical, Inc..................................          700         15,313
 *Medalliance, Inc. Liquidating Trust Escrow...........          800              0
 *Medaphis Corp........................................        5,800         29,181
 *Medcath, Inc.........................................          500          8,438
 Medford Savings Bank MA...............................          300         11,138
 *Media 100, Inc.......................................          700          3,259
 *Medical Assurance, Inc...............................        2,000         56,875
 *Medical Graphics Corp................................          200            838
 *Medicore, Inc........................................          500          1,156
 Merchants Bancorp, Inc................................          400          9,675
 Mercury Air Group, Inc................................          400          2,313
 *Meridian Data, Inc...................................        1,000          4,219
 Meridian Insurance Group, Inc.........................          600         11,063
 *Merisel, Inc.........................................        2,500         11,797
 *Merix Corp...........................................          500          7,469
 *Mesa Air Group, Inc..................................        3,800         21,138
 *Mesaba Holdings, Inc.................................          700         15,400
 *Metatec Corp. Class A................................        1,100          5,500
 *Metra Biosystems, Inc................................        2,000          7,563
 *Metrocall, Inc.......................................        4,000         21,125
 *Michael Anthony Jewelers, Inc........................          500          1,375
 Michael Foods, Inc....................................        1,700         37,453
 *Michaels Stores, Inc.................................        3,400        109,544
 *Micro Linear Corp....................................        1,000          7,656
 *Micro Warehouse, Inc.................................        3,600         52,875
 *Microage, Inc........................................        1,200         24,225
 *Micronics Computers, Inc.............................        1,600          3,400
 *Microtest, Inc.......................................        1,700         10,173

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Microwave Power Dynamics, Inc........................          400   $      3,000
 Mid America Banccorp..................................          873         26,422
 *Midisoft Corp........................................          300            366
 *Midwest Grain Products, Inc..........................          600          8,400
 Mikasa, Inc...........................................        1,200         15,975
 *Mikohn Gaming Corp...................................        1,800         14,906
 *Miltope Group, Inc...................................          500          1,719
 Mine Safety Appliances Co.............................          500         34,125
 Mississippi Chemical Corp.............................        1,800         35,100
 *Molten Metal Technology, Inc.........................        1,600            500
 *Monarch Casino and Resort, Inc.......................          500          2,625
 Monarch Machine Tool Co...............................          300          2,513
 *Monro Muffler Brake, Inc.............................          600          8,663
 *Moog, Inc. Class A...................................          500         18,188
 *Moore Medical Corp...................................          100          1,113
 *Moore Products Co....................................          100          3,613
 *Moovies, Inc.........................................          500            625
 *Morgan Products, Ltd.................................          700          4,288
 *Morrow Snowboards, Inc...............................          100            269
 *Mother's Work, Inc...................................          200          1,800
 Movado Group, Inc.....................................          937         16,866
 *Movie Gallery, Inc...................................        2,100          6,891
 *Musicland Stores Corp................................        2,900         15,769
 *Mutual Savings Bank FSB Bay City, MI.................          500          6,438
 NBT Bancorp...........................................          809         20,897
 NCH Corp..............................................          200         13,638
 *NCS Healthcare, Inc..................................          600         15,863
 *NPS Pharmaceuticals, Inc.............................        1,000          9,250
 *NS Group, Inc........................................        1,200         22,500
 *NSA International, Inc...............................          200            344
 NSC Corp..............................................        1,000          2,344
 NYMAGIC, Inc..........................................        1,000         25,500
 Nacco Industries, Inc. Class A........................          505         54,982
 *Napco Security Systems, Inc..........................          500          3,094
 Nash Finch Co.........................................          900         16,875
 *Nashua Corp..........................................          500          6,531
 *Nathans Famous, Inc..................................          400          1,525
 *National Auto Credit, Inc............................        2,630         17,424
 *National City Bancorp................................          726         20,328
 *National Home Centers, Inc...........................          500            578
 *National Home Health Care Corp.......................          206          1,094
 *National Media Corp..................................        1,600          6,600
 *National Patent Development Corp.....................          500          6,750
 National Presto Industries, Inc.......................          500         19,594
 *National Steel Corp. Class B.........................        2,800         42,000
 National Technical Systems, Inc.......................          100            853
 *National Techteam, Inc...............................        1,200         13,050
 *Natural Wonders, Inc.................................          700          5,294
 Nelson (Thomas), Inc..................................          100          1,131
 *Netmanage, Inc.......................................        3,600         10,238
 *Netrix Corp..........................................        1,300          1,747
 *Network Computing Devices, Inc.......................          300          2,475
 *Network Equipment Technologies, Inc..................        1,700         24,756
 *Network Peripherals, Inc.............................          800          4,200
 *New Brunswick Scientific Co., Inc....................          346          2,682
 *New Horizons Worldwide, Inc..........................          600          9,300
 New Jersey Resources Corp.............................        1,500         52,219
 Newmil Bancorp, Inc...................................          200          2,800
 Newport Corp..........................................          500          8,438
 *Nextel Communications Corp. Class A..................          134          3,388
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Nexthealth, Inc......................................          700   $        777
 *Noodle Kidoodle, Inc.................................        1,700          4,888
 *Nord Resources Corp..................................        1,900          3,325
 *Norland Medical System, Inc..........................          100            753
 *Nortek, Inc..........................................        1,100         26,813
 *Northwestern Steel & Wire Co.........................        3,900         14,625
 *Norton McNaughton, Inc...............................          800          4,850
 Norwich Financial Corp................................          400         11,925
 *Novacare, Inc........................................        5,600         69,300
 *Nu Horizons Electronics Corp.........................          400          2,825
 *Nu-Kote Holding, Inc. Class A........................        2,000          1,094
 *Nview Corp...........................................          400            488
 O'Sullivan Corp.......................................        1,600         15,900
 *O'Sullivan Industries Holdings, Inc..................        1,100         14,025
 *O.I. Corp............................................          400          1,750
 *OHM Corp.............................................        1,900         16,150
 *OMI Corp.............................................        2,600         26,650
 *Oak Technology, Inc..................................        1,500         12,422
 *Offshore Logistics, Inc..............................        2,800         64,225
 Oil-Dri Corp. of America..............................          100          1,675
 *Old America Stores, Inc..............................          400            113
 *Old Dominion Freight Lines, Inc......................        1,000         15,813
 *Olympic Steel, Inc...................................        1,700         23,853
 *One Price Clothing Stores, Inc.......................        1,900          3,919
 Oneida, Ltd...........................................          900         33,806
 *Oneita Industries, Inc...............................          600            206
 *Onyx Acceptance Corp.................................          100            775
 *Opinion Research Corp................................          200          1,000
 *Opta Food Ingredients, Inc...........................        1,300          6,663
 *Opti, Inc............................................        1,200          7,425
 Optical Coating Laboratory, Inc.......................        1,000         15,375
 *Option Care, Inc.....................................          800          3,450
 Orange Co., Inc.......................................          700          5,600
 *Oravax, Inc..........................................          300            881
 *Orbital Sciences Corp................................        2,400         61,650
 *Oregon Metallurgical Corp............................        1,100         35,475
 Oregon Steel Mills, Inc...............................        1,700         33,363
 *Oroamerica, Inc......................................          700          3,894
 *Orthologic Corp......................................        2,000         10,313
 Oshkosh Truck Corp. Class B...........................        1,700         29,963
 *Oshman's Sporting Goods, Inc.........................          500          2,875
 *Ostex International, Inc.............................        2,000          6,313
 *Outlook Group Corp...................................          400          2,675
 Overseas Shipholding Group, Inc.......................        1,800         43,988
 Owosso Corp...........................................          100            778
 Oxford Industries, Inc................................          700         24,588
 *PICO Holdings, Inc...................................        2,900         17,672
 PLM International, Inc................................        1,000          5,625
 *PPT Vision, Inc......................................          300          2,400
 PS Group Holdings, Inc................................          500          7,125
 PXRE Corp.............................................        1,511         44,669
 Pacific Scientific Co.................................          600          9,525
 Palfed, Inc...........................................          400         10,675
 Pancho's Mexican Buffet, Inc..........................          400            888
 *Par Technology Corp..................................        1,000         10,688
 *Paragon Trade Brands, Inc............................          500         11,250
 Park Electrochemical Corp.............................          300          7,875
 *Park-Ohio Industries, Inc............................        1,700         30,494
 *Parlux Fragrances, Inc...............................        2,400          5,475
 Patrick Industries, Inc...............................        1,000         14,375
 *Paxson Communications Corp...........................        1,000          8,500
 *Payless Cashways, Inc................................        3,400            173

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Paymentech, Inc......................................        1,100   $     17,050
 *Penn Traffic Co......................................          200          1,750
 *Penn Treaty American Corp............................          600         19,388
 Penn Virginia Corp....................................          400         10,825
 Pennfed Financial Services, Inc.......................          500         16,516
 Penwest, Ltd..........................................          400         14,825
 *Peoples Choice TV Corp...............................        1,000          2,281
 Peoples Heritage Financial Group, Inc.................        1,778         75,787
 *Peoples Telephone Co., Inc...........................        1,400          5,075
 *Perfumania, Inc......................................        1,600          5,325
 *Perini Corp..........................................          400          3,525
 *Periphonics Corp.....................................          200          1,944
 *Pete's Brewing Co....................................          600          2,981
 *Petrocorp, Inc.......................................        1,700         15,406
 *Phar-Mor, Inc........................................          100            847
 *Pharmaceutical Resources, Inc........................        1,600          2,500
 *Pharmchem Laboratories, Inc..........................          500          1,500
 *Philip Services Corp.................................          607          9,598
 Phillips-Van Heusen Corp..............................        2,500         34,375
 Phoenix Duff & Phelps Corp............................        3,800         28,500
 *Physician Reliance Network, Inc......................        4,200         41,475
 *Physicians Resource Group, Inc.......................          400          2,275
 *Physiometrix, Inc....................................          200            513
 Piccadilly Cafeterias, Inc............................          900         11,306
 *Picturetel Corp......................................        3,300         28,823
 Pilgrim Pride Corp....................................        1,600         25,600
 Pillowtex Corp........................................          300          7,950
 Pinnacle Bancshares, Inc..............................          200          3,275
 Pinnacle Financial Services, Inc......................          400         16,700
 *Pinnacle Systems, Inc................................          200          4,850
 Pioneer Natural Resouces Co...........................          428         13,669
 Piper Jaffray Companies, Inc..........................          800         22,150
 Pittston Co. Burlington Group.........................        1,700         46,856
 *Planar Systems, Inc..................................        1,800         21,263
 Plasti-Line, Inc......................................          100          1,369
 *Players International, Inc...........................        5,000         16,094
 *Pollo Tropical, Inc..................................        1,000          6,625
 *Polymedica Industries, Inc...........................          500          4,625
 *Polymer Group, Inc...................................        1,500         14,813
 *Pool Energy Services Co..............................        1,200         30,975
 Pope & Talbot, Inc....................................        1,100         18,150
 Portec, Inc...........................................          500          6,938
 Poughkeepsie Financial Corp...........................        1,100         10,931
 *Powercerv Corp.......................................        1,300          3,819
 *Powertel, Inc........................................        2,500         48,438
 *Premenos Technology Corp.............................        1,700         22,419
 Presidential Life Corp................................        2,900         58,272
 *Price Communications Corp............................          500          5,500
 Price Enterprises, Inc................................        1,800         32,288
 *Pricesmart, Inc......................................          450          7,369
 *Primark Corp.........................................          500         16,938
 Prime Bancorp, Inc....................................          330         11,158
 Primesource Corp......................................          500          6,063
 *Procyte Corp.........................................        1,100          1,203
 *Progress Software Corp...............................          500         10,375
 Progressive Bank, Inc.................................          300         10,238
 *Pronet, Inc..........................................        1,200          5,325
 *Proteon, Inc.........................................        1,700          2,763
 *Protocol Systems, Inc................................        1,400         14,438
 *Provident American Corp..............................          400          1,075
 *Proxim, Inc..........................................          900         10,688
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Proxima Corp.........................................        1,500   $     11,063
 Pulte Corp............................................          400         16,225
 *Pure World, Inc......................................          200          1,300
 *Pyramid Breweries, Inc...............................          300            806
 *QMS, Inc.............................................          900          2,869
 *Quad Systems Corp....................................        1,200          7,688
 Quaker Chemical Corp..................................          500          9,406
 *Quaker City Bancorp, Inc.............................          500         10,188
 *Quaker Fabric Corp...................................          700         13,869
 Quaker State Corp.....................................        2,700         41,513
 *Quality Dining, Inc..................................        1,400          5,819
 *Quality Semiconductor, Inc...........................          200          1,156
 *Quality Systems, Inc.................................        1,000          7,375
 Quanex Corp...........................................          600         17,850
 *Quest Medical, Inc...................................          200          1,394
 Quixote Corp..........................................        1,000          8,688
 *R & B, Inc...........................................        1,100         10,588
 RLI Corp..............................................          600         26,213
 RPC, Inc..............................................        1,200         32,100
 *RTW, Inc.............................................        1,000          6,656
 *Rag Shops, Inc.......................................          200            622
 *Railtex, Inc.........................................        1,000         14,813
 *Rally's Hamburgers, Inc..............................        1,300          4,469
 *Ramsay Health Care, Inc..............................          700          3,041
 *Rare Hospitality International, Inc..................        1,800         19,350
 *Reading Entertainment, Inc...........................          400          5,050
 *Recoton Corp.........................................          800         10,900
 *Redwood Empire Bancorp...............................          200          3,138
 Refac Technology Development Corp.....................          300          4,163
 *Regeneron Pharmaceuticals, Inc.......................        2,100         20,606
 *Rentrak Corp.........................................          100            497
 *Republic Automotive Parts, Inc.......................          300          4,500
 *Republic Engineered Steels, Inc......................          100            147
 Resource Bancshares Mortgage Group, Inc...............          600          8,325
 *Response Oncology, Inc...............................          873          8,512
 *Rex Stores Corp......................................          500          5,688
 *Riddell Sports, Inc..................................        1,700          6,853
 *Ride, Inc............................................        2,000          5,125
 Riggs National Corp...................................        2,000         48,813
 *Right Management Consultants, Inc....................          300          3,319
 *Rightchoice Managed Care, Inc. Class A...............          300          3,244
 *Rio Hotel & Casino, Inc..............................          700         14,613
 Rival Co..............................................          600          8,888
 Roanoke Electric Steel Corp...........................        1,200         26,700
 *Roberds, Inc.........................................          500          1,969
 *Rock Bottom Restaurants, Inc.........................        1,600         17,200
 Rock-Tenn Co. Class A.................................        1,400         28,350
 *Rodman & Renshaw Capital Group, Inc..................          600            225
 *Rohr, Inc............................................        1,700         52,063
 Rollins Truck Leasing Corp............................        3,900         66,056
 *Rottlund, Inc........................................          500          2,000
 Rouge Industries, Inc. Class A........................          900         13,725
 *Ruby Tuesday, Inc....................................        1,000         26,250
 *Ryans Family Steak Houses, Inc.......................        4,500         40,219
 Rykoff-Sexton, Inc....................................          900         20,194
 Ryland Group, Inc.....................................          800         17,450
 *S&K Famous Brands, Inc...............................          400          5,425
 *S3, Inc..............................................        1,500          9,633
 *SED International Holdings, Inc......................        1,000         12,781

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *SLH Corp.............................................          225   $     12,038
 *SSE Telecom, Inc.....................................          500          2,469
 *STM Wireless, Inc. Class A...........................          200          2,938
 *SYNC Research, Inc...................................        1,100          4,434
 *Safety 1st, Inc......................................          200          1,375
 *Salant Corp. DE......................................        1,600          3,100
 *San Filippo (John B.) & Son, Inc.....................          800          6,325
 Sanderson Farms, Inc..................................          300          3,619
 *Sands Regent Casino Hotel............................          400            844
 *Santa Cruz Operation, Inc............................        2,400         14,100
 *Scholastic Corp......................................        1,100         42,075
 *Schuler Homes, Inc...................................        1,800         12,713
 *Sealright Co., Inc...................................        1,000         12,438
 *Secom General Corp...................................          400            900
 Selective Insurance Group, Inc........................        1,000         50,688
 *Sequa Corp. Class A..................................        1,000         57,219
 *Sequent Computer Systems, Inc........................        3,100         72,172
 *Service Merchandise Co., Inc.........................        7,800         26,325
 *Sharper Image Corp...................................          500          2,063
 Shelter Components, Inc...............................          800         13,900
 *Sherwood Group, Inc..................................        1,000         12,375
 *Shiloh Industries, Inc...............................        1,100         20,763
 *Shoe Carnival, Inc...................................          800          7,350
 *Sholodge, Inc........................................          600          9,713
 *Shoney's, Inc........................................        2,258          9,879
 *Shopko Stores, Inc...................................        2,700         56,700
 Showboat, Inc.........................................        1,300         24,944
 Sifco Industries, Inc.................................          400          8,200
 *Sight Resource Corp..................................        1,700          7,756
 *Signal Technology Corp...............................          600          3,150
 *Signature Brands USA, Inc............................        1,300          6,094
 *Silicon Valley Group, Inc............................        2,300         54,841
 Simmons First National Corp. Class A..................          200          7,069
 Simpson Industries, Inc...............................        1,900         21,969
 *Sizzler International, Inc...........................        2,400          7,050
 Skyline Corp..........................................          900         24,413
 Skywest, Inc..........................................        1,100         26,813
 Smith (A.O.) Corp.....................................          800         34,050
 Smith (A.O.) Corp. Convertible Class A................          200          8,500
 *Sodak Gaming, Inc....................................          500          4,406
 *Softech, Inc.........................................          300            703
 *Software Spectrum, Inc...............................        1,000         13,438
 South Jersey Industries, Inc..........................          500         12,563
 *Southern Energy Homes, Inc...........................          100            941
 *Southwall Technologies, Inc..........................          500          3,969
 Southwest Bancshares, Inc. DE.........................          300          7,631
 Southwest Securities Group, Inc.......................          220          5,198
 Southwestern Energy Co................................        2,200         25,713
 Sovereign Bancorp, Inc................................        2,039         38,677
 *Spacelabs Medical, Inc...............................        1,000         21,750
 *Spaghetti Warehouse, Inc.............................          500          3,406
 Spartan Motors, Inc...................................        1,000          5,719
 *Sparton Corp.........................................          500          5,125
 *Spec's Music, Inc....................................          400            425
 *Specialty Chemical Resources, Inc....................          300            319
 *Spectran Corp........................................          500          5,734
 *Speizman Industries, Inc.............................          300          1,875
 *Spiegel, Inc. Class A Non-Voting.....................        1,500          8,203
 *Sport Chalet, Inc....................................          600          2,888
 *Sport Supply Group, Inc..............................          300          2,363
 *Sportmart, Inc.......................................          500          1,500
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sportmart, Inc. Class A..............................          250   $        672
 *Sports Club Co., Inc.................................          600          4,875
 Springs Industries, Inc. Class A......................          300         15,131
 St. Paul Bancorp, Inc.................................        3,000         73,875
 *Stac, Inc............................................          100            591
 *Staff Builders, Inc. Class A.........................        1,700          4,648
 *Standard Commercial Corp.............................          856         14,873
 *Standard Management Corp.............................          700          4,856
 *Standard Microsystems Corp...........................        1,600         17,350
 Standard Motor Products, Inc. Class A.................        1,100         21,656
 Standard Pacific Corp. DE.............................        2,600         35,100
 Standard Products Co..................................        1,400         35,175
 *Starcraft Corp.......................................          200            538
 Starret Corp..........................................          300          3,600
 Starrett (L.S.) Co. Class A...........................          200          7,700
 *Starter Corp.........................................        2,300          7,763
 *Station Casinos, Inc.................................        2,600         17,225
 *Steel of West Virginia, Inc..........................          600          5,850
 Steel Technologies, Inc...............................          500          5,688
 Stepan Co.............................................          500         13,938
 Stephan Co............................................          200          2,550
 Sterling Bancorp......................................          500         10,969
 *Sterling Financial Corp. WA..........................          600         12,788
 Stewart Information Services Corp.....................          500         13,531
 Stifel Financial Corp.................................          500          7,188
 *Stokely USA, Inc.....................................        1,000            766
 Stone & Webster, Inc..................................          800         37,500
 *Stormedia, Inc. Class A..............................        1,000          3,719
 *Strategic Distribution, Inc..........................        1,500          7,219
 Strawbridge and Clothier Liquidating Trust............          900          8,157
 *Strouds, Inc.........................................        1,100          2,166
 *Stuart Entertainment, Inc............................          600          1,481
 *Sulcus Computer Corp.................................          800          2,450
 Sumitomo Bank of California...........................        1,300         49,238
 *Summa Four, Inc......................................          500          5,844
 *Summit Care Corp.....................................          700         11,113
 *Summit Technology, Inc...............................          500          3,266
 *Summitt Medical Systems, Inc.........................          300            834
 *Sun Coast Industries, Inc............................          200          1,000
 *Sun Healthcare Group, Inc............................        2,000         43,000
 *Sun Television and Appliances, Inc...................        2,400          5,438
 *Sunrise Medical, Inc.................................        2,000         31,625
 *Sunrise Resources, Inc...............................        1,400          4,113
 Superior Surgical Manufacturing Co., Inc..............          800         12,100
 *Suprema Specialties, Inc.............................        1,200          3,900
 Susquehanna Bancshares, Inc...........................        1,650         53,522
 *Swiss Army Brands, Inc...............................        1,700         17,425
 *Sylvan, Inc..........................................          400          5,550
 *Syms Corp............................................        1,500         17,344
 *Synbiotics Corp......................................          600          2,034
 *Syncor International Corp. DE........................          900         14,344
 *Syntellect, Inc......................................        1,300          2,763
 *Syquest Technology, Inc..............................          900          2,939
 *TBC Corp.............................................        1,600         16,300
 TCBY Enterprises, Inc.................................        2,200         13,888
 *TCSI Corp............................................          100            622
 *TII Industries, Inc..................................        1,200          7,013
 TJ International, Inc.................................        1,400         34,606
 TR Financial Corp.....................................        1,000         32,750

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *TRC Companies, Inc...................................          300   $      1,163
 *TRM Copy Centers Corp................................        1,000          9,500
 Tab Products Co. DE...................................          400          5,800
 *Taco Cabana, Inc.....................................        2,500         12,813
 *Tandy Brand Accessories, Inc.........................          500          7,313
 *Tandy Crafts, Inc....................................        1,000          4,500
 *Tanknology Environmental, Inc........................        1,200          2,306
 *Tech-Sym Corp........................................          300          9,094
 *Tegal Corp...........................................          200          1,456
 Telxon Corp...........................................          500         12,313
 *Tesoro Petroleum Corp................................        2,100         34,913
 Texas Industries, Inc.................................        1,800         83,813
 *Texas Micro, Inc.....................................        1,000          4,813
 *Thermo Power Corp....................................        1,000          9,125
 Thermo Remediation, Inc...............................          900          5,625
 *Thermo Sentron, Inc..................................          500          5,500
 *Thermo Terratech, Inc................................          500          4,359
 *Thermo Voltek Corp...................................        1,000          6,313
 Thomas Industries, Inc................................          300          9,525
 Thomaston Mills, Inc..................................          400          3,500
 *Thorn Apple Valley, Inc..............................        1,500         21,094
 *Tipperary Corp.......................................        1,000          5,125
 *Titan Corp...........................................        1,000          6,438
 Titan Holdings, Inc...................................        1,155         24,399
 Titan International, Inc..............................        1,200         24,000
 Toastmaster, Inc......................................          600          3,150
 *Todd Shipyards Corp..................................          800          3,600
 *Topps, Inc...........................................          100            259
 *Tower Air, Inc.......................................        1,100          5,569
 *Trans World Airlines, Inc............................        3,000         22,688
 *Trans World Entertainment Corp.......................          800         28,650
 *Transfinancial Holdings, Inc.........................          300          2,813
 Transport Leasing International, Inc..................          500          4,875
 Transtechnology Corp..................................          500         13,500
 *Travel Ports of America, Inc.........................          212            815
 Treadco, Inc..........................................          500          5,094
 *Tremont Corp. DE.....................................          600         34,163
 *Trend-Lines, Inc. Class A............................          200          1,469
 *Trident Microsystems, Inc............................          800          9,125
 *Tridex Corp..........................................          300          1,538
 Trigen Energy Corp....................................          400          9,175
 Trion, Inc............................................          100            431
 *Trism, Inc...........................................          500          2,031
 *Truevision, Inc......................................        1,300          4,347
 *Trump Hotels & Casino Resorts, Inc...................        2,000         17,375
 *Tseng Laboratories, Inc..............................        1,600          3,250
 *Tuesday Morning Corp.................................        1,050         26,184
 *Tultex Corp..........................................        2,500         11,250
 *Turner Corp..........................................          300          6,938
 Twin Disc, Inc........................................          200          6,475
 *Tyler Corp...........................................        1,700          8,713
 U.S. Bancorp, Inc.....................................          500         32,375
 *U.S. Diagnostic, Inc.................................        1,500          6,516
 *URS Corp.............................................          719         11,504
 *US Can Corp..........................................        1,100         18,150
 USX-Delhi Group.......................................          800         15,700
 *Ultimate Electronics, Inc............................          300            994
 *Ultradata Corp.......................................          100            388
 *Ultrafem, Inc........................................        1,000          3,750
 *Ultrak, Inc..........................................        1,400         15,794
 *Ultratech Stepper, Inc...............................          300          7,350
 Uni-Marts, Inc........................................          500          2,250
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Unico American Corp...................................          500   $      6,156
 Unifirst Corp.........................................          100          2,581
 *Unimark Group, Inc...................................        1,000          4,531
 *Union Acceptance Corp. Class A.......................          500          2,797
 *Unique Casual Restaurants, Inc.......................          500          3,438
 *Uniroyal Technology Corp.............................        2,100         11,616
 *Unit Instruments, Inc................................          300          3,038
 *United American Healthcare Corp.,....................          700          2,013
 United Companies Financial Corp.......................          900         19,519
 United Industrial Corp................................        1,400         15,400
 *United Retail Group, Inc.............................        1,100          4,125
 *United States Home Corp..............................        1,000         37,125
 United Wisconsin Services, Inc........................          800         19,500
 *Universal Electronics, Inc...........................          300          3,150
 *Universal Hospital Services, Inc.....................          300          4,444
 *Universal International, Inc.........................          400          1,044
 *Universal Standard Medical Labs, Inc.................          500          1,406
 *Uno Restaurant Corp..................................          600          3,825
 *Uranuim Resources, Inc...............................        1,900          9,084
 *Utilx Corp...........................................          800          5,075
 *V Band Systems, Inc..................................          500            734
 *VLSI Technology, Inc.................................          600         13,556
 *VTEL Corp............................................          600          4,341
 *Vallen Corp..........................................        1,000         20,188
 *Value City Department Stores, Inc....................        2,600         19,663
 Value Line, Inc.......................................          600         21,600
 *Valuevision International, Inc. Class A..............        2,700         10,884
 *Variflex, Inc........................................        1,200          7,050
 Varlen Corp...........................................        1,665         45,579
 *Vaughn Communications, Inc...........................          100            613
 *Vectra Technologies, Inc.............................          500             30
 *Venture Stores, Inc..................................        1,500          2,344
 *Verity, Inc..........................................          500          2,453
 *Vertex Communications Corp...........................          200          4,900
 *Veterinary Centers of America, Inc...................        1,500         19,031
 *Vicorp Restaurants, Inc..............................          800         12,550
 *Video Display Corp...................................          300          2,756
 *Video Lottery Technologies, Inc......................          900         10,294
 *Video Services Corp..................................          500          1,516
 *Video Update, Inc....................................        1,800          4,781
 Virco Manufacturing Corp..............................          900         21,488
 Virginia Beach Federal Financial Corp.................          400          6,675
 Virginia First Financial Corp.........................          200          5,000
 Vital Signs, Inc......................................          700         13,956
 *Vitalink Pharmacy Services, Inc......................        1,700         40,375
 *WHX Corp.............................................        2,200         25,988
 WLR Foods, Inc........................................        1,314         11,744
 Walbro Corp...........................................        1,600         23,100
 *Wall Data, Inc.......................................          600          9,788
 *Wandel & Goltermann Technologies, Inc................          100          1,244
 Warren Bancorp, Inc...................................          300          6,131
 *Washington Homes, Inc................................          700          2,713
 Washington National Corp..............................          300          9,919
 Washington Savings Bank FSB Waldorf, MD...............          400          2,950
 Watkins-Johnson Co....................................          500         15,625
 Watts Industries, Inc. Class A........................        1,600         40,700
 Webb (Del) Corp.......................................        1,600         34,600
 Webster Financial Corp................................          739         46,511
 *Weirton Steel Corp...................................        3,600         10,575

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Wellman, Inc..........................................        3,500   $     74,156
 *Wells-Gardner Electronics Corp.......................          200          1,163
 Werner Enterprises, Inc...............................        1,800         38,925
 Wesbanco, Inc.........................................          300          8,888
 *West Coast Entertainment Corp........................          200            350
 West, Inc.............................................          300          9,525
 Westco Bancorp, Inc...................................          300          8,138
 Westcorp, Inc.........................................          600         10,200
 *Western Beef, Inc....................................          500          3,813
 *Weston (Roy F.), Inc. Class A........................          600          2,484
 *Whittaker Corp.......................................          700          6,344
 *Wickes Lumber Co.....................................          200            725
 *Williams Clayton Energy, Inc.........................          700         11,244
 Wilshire Oil Co. of Texas.............................          500          2,844
 Windmere Corp.........................................        1,400         33,775
 Winnebago Industries, Inc.............................        1,800         13,838
 Wiser Oil Co..........................................          800         12,200
 Wolohan Lumber Co.....................................          600          7,875
 *Wolverine Tube, Inc..................................          400         12,700
 *Wonderware Corp......................................        1,000         18,344
 *Workgroup Technology Corp............................          900          3,234
 *Worldtex, Inc........................................        1,200         10,200
 *Xetel Corp...........................................          300          1,228
 Xtra Corp.............................................          300         15,825
 Yankee Energy Systems, Inc............................          900         21,319
 *Yellow Corp..........................................        2,400         63,600
 York Financial Corp...................................          756         19,703
 *Zale Corp............................................        3,000         66,750
 *Zaring National Corp.................................          100            944
 *Zemex Corp...........................................          742          7,054
 Zenith National Insurance Corp........................        1,500         40,125
 *Zilog, Inc...........................................        2,000         38,250
 *Zoll Medical Corp....................................          900          6,230
 Zurn Industries, Inc..................................          600         20,550
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,127,440)...................................                  16,571,156
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A
   04/02/02............................................           46            374
 *Fusion Systems Corp. Contingent Payment Rights
   03/31/99............................................          400            431
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         805
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (5.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $987,850) to be
   repurchased at $968,440
   (Cost $968,000).....................................  $       968   $    968,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.6%)
  (Cost $14,095,440)++.................................                  17,539,961
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-0.6%)
 Other Assets..........................................                     150,263
 Payable for Investment Securities Purchased...........                    (247,355)
 Other Liabilities.....................................                     (14,488)
                                                                       ------------
                                                                           (111,580)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,127,801
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 17,428,381
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      15.45
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                            SHARES           VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.8%)
 AK Steel Holding Corp.................................        2,200   $     43,312
 *AMR Corp.............................................        4,000        484,750
 *Advanced Micro Devices, Inc..........................        4,100         89,431
 Advanta Corp. Class A.................................          300          8,587
 Advanta Corp. Class B Non-Voting......................          500         13,531
 Aetna, Inc............................................        5,200        391,950
 Albemarle Corp........................................        1,100         27,431
 Alexander & Baldwin, Inc..............................        1,600         43,150
 Alleghany Corp........................................          100         26,950
 *Alumax, Inc..........................................        2,000         62,875
 Ambac, Inc............................................        2,500        100,312
 Amerada Hess Corp.....................................        3,200        179,200
 American General Corp.................................        8,519        458,961
 American Greetings Corp. Class A......................        2,600         95,387
 American National Insurance Co........................          600         57,412
 *Apple Computer, Inc..................................        3,500         62,016
 Archer-Daniels Midland Co.............................       16,120        344,565
 Argonaut Group, Inc...................................          300          9,900
 Asarco, Inc...........................................        1,700         42,287
 Astoria Financial Corp................................          600         33,150
 Avnet, Inc............................................          800         53,000
 Ball Corp.............................................          900         34,650
 Bankers Trust New York Corp...........................        1,700        201,556
 Bear Stearns Companies, Inc...........................        3,161        131,181
 Berkley (W.R.) Corp...................................          900         37,744
 *Bethlehem Steel Corp.................................        4,200         43,050
 *Beverly Enterprises..................................        2,800         47,600
 Black & Decker Corp...................................        3,400        124,950
 Block Drug Co., Inc. Class A..........................          309         14,291
 Boise Cascade Corp....................................        1,800         60,637
 Borg Warner Automotive, Inc...........................          400         18,850
 Bowater, Inc..........................................        1,200         53,850
 *Brinker International, Inc...........................        2,100         30,975
 *Burlington Industries, Inc...........................        1,600         23,200
 Burlington Northern Santa Fe Corp.....................        5,500        503,250
 CIGNA Corp............................................        1,500        250,875
 *CNA Financial Corp...................................        2,300        281,750
 CSX Corp..............................................        7,900        413,269
 Capital Re Corp.......................................          500         28,031
 Carpenter Technology Corp.............................          600         28,275
 Centex Corp...........................................          800         50,700
 Century Telephone Enterprises, Inc....................          400         18,425
 Champion International Corp...........................        3,300        176,756
 Chesapeake Corp.......................................          700         23,975
 Chiquita Brands International, Inc....................        2,100         35,569
 *Chris-Craft Industries, Inc..........................          733         36,742
 Chrysler Corp.........................................       24,000        823,500
 Cincinnati Financial Corp.............................        2,130        217,127
 Citizens Corp.........................................        1,300         38,269
 Commerce Bancshares, Inc..............................          782         48,597
 Commerce Group, Inc...................................        1,400         43,925
 Comsat Corp. Series 1.................................        1,800         41,175
 *Consolidated Freightways Corp........................          450          7,102
 Consolidated Papers, Inc..............................        1,500         80,812
 Coors (Adolph) Co. Class B............................        1,000         35,875
 Countrywide Credit Industries, Inc....................        3,600        147,375
 Cummins Engine Co., Inc...............................        1,100         70,812
 *Cypress Semiconductor Corp...........................        1,100         12,031

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Cyprus Amax Minerals Co., Inc.........................        3,200   $     58,600
 Darden Restaurants, Inc...............................        5,500         65,312
 *Digital Equipment Corp...............................        5,300        261,025
 Dillards, Inc. Class A................................        4,000        146,250
 Dime Bancorp, Inc.....................................        1,800         43,650
 Enhance Financial Services Group, Inc.................          500         27,937
 Enron Corp............................................       10,000        387,500
 *Enserch Exploration, Inc.............................        5,699         47,729
 *Federated Department Stores, Inc.....................        7,400        337,162
 Fina, Inc. Class A....................................          700         45,850
 Financial Security Assurance Holdings, Ltd............          900         39,487
 Fingerhut Companies, Inc..............................        1,800         37,350
 Finova Group, Inc.....................................        1,400         65,975
 First Hawaiian, Inc...................................        1,200         45,225
 Florida East Coast Industries, Inc....................          300         28,350
 *Fluor Corp...........................................        2,400         86,400
 Ford Motor Co.........................................       40,300      1,732,900
 Fort James Corp.......................................        2,900        113,462
 *Foster Wheeler Corp..................................        2,000         61,625
 *Fruit of The Loom, Inc. Class A......................          400          9,325
 GATX Corp.............................................          600         36,450
 General Motors Corp...................................       25,600      1,561,600
 General Motors Corp. Class H..........................        3,700        247,900
 Georgia-Pacific Corp..................................        3,300        281,737
 *Golden State Bancorp, Inc............................        2,000         66,625
 Golden West Financial Corp............................        1,400        125,475
 Goodrich (B.F.) Co....................................        2,000         89,000
 Great Atlantic & Pacific Tea Co., Inc.................        1,100         33,962
 *Great Lakes Chemical Corp............................        2,000         89,812
 Greenpoint Financial Corp.............................        1,500         99,937
 Hollinger International, Inc. Class A.................        2,500         32,969
 *IVAX Corp............................................        1,600         11,300
 *Ing Groep NV ADR.....................................          173          7,050
 Inland Steel Industries, Inc..........................        1,700         32,512
 *Integrated Device Technology, Inc....................        2,100         21,459
 Integrated Health Services, Inc.......................        1,000         30,437
 International Paper Co................................       11,900        564,506
 *International Speciality Products, Inc...............        2,500         37,031
 *Jacor Communications, Inc............................        2,000         87,250
 *K Mart Corp..........................................       17,400        218,587
 *Komag, Inc...........................................        1,700         34,266
 LNR Property Corp.....................................          500         11,625
 *LSI Logic Corp.......................................          800         18,675
 LTV Corp..............................................        3,900         43,388
 Lafarge Corp..........................................        5,900        176,262
 Lehman Brothers Holdings, Inc.........................        3,700        187,081
 Liberty Corp..........................................        1,000         45,000
 Liberty Financial Companies, Inc......................          800         43,350
 Lincoln National Corp.................................        3,700        264,088
 Loews Corp............................................        4,100        435,113
 Longs Drug Stores Corp................................          200          5,850
 Longview Fibre Co.....................................        1,900         30,638
 Louisiana-Pacific Corp................................        4,000         80,750
 MBIA, Inc.............................................        1,800        113,175
 *Mallinckrodt, Inc....................................        2,000         74,000
 Mead Corp.............................................        1,900        122,669
 Media General, Inc. Class A...........................          600         25,575

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Mercantile Stores Co., Inc............................        1,500   $     96,938
 *Micron Technology, Inc...............................        6,400        159,200
 Mitchell Energy & Development Corp. Class A...........        1,200         31,950
 Mitchell Energy & Development Corp. Class B...........          900         23,850
 Morgan (J.P.) & Co., Inc..............................        3,400        388,238
 NAC RE Corp...........................................          500         22,313
 *Navistar International Corp..........................        2,200         48,400
 *Nextel Communications Corp. Class A..................        4,100        103,653
 Norfolk Southern Corp.................................       12,900        410,381
 *Novell, Inc..........................................        5,700         52,280
 Occidental Petroleum Corp.............................       11,800        350,313
 *Officemax, Inc.......................................        3,400         47,813
 Ogden Corp............................................        1,900         50,588
 Ohio Casualty Corp....................................        1,000         46,000
 Old Republic International Corp.......................        2,900        104,581
 Olsten Corp...........................................        2,000         29,750
 Overseas Shipholding Group, Inc.......................        1,100         26,881
 Pacific Century Financial Corp........................          600         30,600
 *Pacificare Health Systems, Inc. Class B..............           52          2,798
 Paine Webber Group, Inc...............................        1,950         65,569
 *Pep Boys - Manny, Moe & Jack.........................        2,000         50,313
 Phelps Dodge Corp.....................................        2,200        145,750
 Potlatch Corp.........................................        1,200         58,350
 Provident Companies, Inc..............................        1,534         50,334
 Pulte Corp............................................          700         28,394
 RJR Nabisco Holdings Corp.............................       11,340        413,201
 Rayonier, Inc.........................................          700         34,213
 *Read-Rite Corp.......................................        1,000         19,094
 Reynolds Metals Co....................................        2,600        148,038
 Russell Corp..........................................        1,100         33,619
 Ryder System, Inc.....................................        3,000        108,938
 Safeco Corp...........................................        3,500        171,719
 Saint Paul Companies, Inc.............................        2,200        176,000
 *Seagate Technology, Inc..............................        7,200        163,350
 Sensormatic Electronics Corp..........................        2,600         42,250
 *Silicon Graphics, Inc................................        5,600         73,500
 *Sprint Corp..........................................       11,800        691,038
 Stone Container Corp..................................        3,700         46,250
 *Stratus Computer, Inc................................          500         16,281
 *Sun Healthcare Group, Inc............................        2,000         43,063
 TIG Holdings, Inc.....................................        1,700         54,719
 Tecumseh Products Co. Class A.........................          200          9,850
 Telephone & Data Systems, Inc.........................        1,900         83,481
 Temple-Inland, Inc....................................        1,900        108,538
 Tenneco, Inc..........................................        5,400        233,888
 Terra Industries, Inc.................................        3,000         36,563
 Timken Co.............................................        1,600         56,700
 Transamerica Corp.....................................        2,400        260,550
 Travelers Group, Inc..................................        6,610        333,830
 Trinity Industries, Inc...............................        2,100         95,288
 Tyson Foods, Inc. Class A.............................          200          3,625
 UMB Financial Corp....................................          315         16,538
 USF&G Corp............................................        4,100         82,769
 USX-US Steel Group....................................        2,900         90,806
 Union Camp Corp.......................................        2,500        150,156
 Union Pacific Corp....................................        7,500        450,000
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Unionbancal Corp......................................        1,800   $    156,263
 *United States Cellular Corp..........................        1,900         62,225
 Unitrin, Inc..........................................        1,000         61,688
 Valero Energy Corp....................................        1,200         37,650
 Valhi, Inc............................................        3,400         32,300
 *Viacom, Inc. Class A.................................        2,400         83,400
 *Viacom, Inc. Class B.................................       10,300        360,500
 *Vishay Intertechnology, Inc..........................        1,680         35,595
 Weis Markets, Inc.....................................        1,700         59,075
 Wesco Financial Corp..................................          100         32,900
 Westvaco Corp.........................................        3,400        110,925
 Weyerhaeuser Co.......................................        6,100        322,156
 Wheelabrator Technologies, Inc........................        4,600         69,863
 Whirlpool Corp........................................        2,300        126,069
 *Willamette Industries, Inc...........................        3,100        108,791
 Xtra Corp.............................................          500         26,375
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,916,147)...................................                  24,251,993
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable Class A
   (Cost $1,270).......................................           16            820
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   6.25%, 07/31/98, valued at $1,259,213) to be
   repurchased at $1,237,562
   (Cost $1,237,000)...................................  $     1,237      1,237,000
                                                                       ------------
TOTAL INVESTMENTS -- (103.8%)
  (Cost $21,154,417)++.................................                  25,489,813
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (-3.8%)
 Other Assets..........................................                     750,771
 Payable for Investment Securities Purchased...........                  (1,680,472)
 Other Liabilities.....................................                     (15,157)
                                                                       ------------
                                                                           (944,858)
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,526,261
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 24,544,955
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      16.08
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
  Aichi Steel Works, Ltd...............................        4,000   $      9,403
  Aisin Seiki Co., Ltd.................................        2,000         23,663
  Amada Co., Ltd.......................................        3,000         15,068
  *#Aoki Corp..........................................        6,000          1,410
  Aoyama Trading Co., Ltd..............................        1,100         27,753
  Ashikaga Bank, Ltd...................................        9,000         11,847
  Atsugi Nylon Industrial Co., Ltd.....................        5,000          8,501
  Calpis Co., Ltd......................................        2,000          6,817
  #Casio Computer Co., Ltd.............................        3,000         23,976
  #Chiba Bank, Ltd.....................................       10,000         39,021
  *#Chichibu Onoda Cement Corp.........................        8,000         20,059
  Chiyoda Fire and Marine Insurance Co., Ltd...........        5,000         14,927
  Chudenko Corp........................................        1,000         21,939
  Chugoku Bank, Ltd....................................        2,000         26,641
  #Chuo Trust and Banking Co., Ltd.....................        2,000          3,839
  Citizen Watch Co., Ltd...............................        3,000         18,923
  Cosmo Oil Co., Ltd...................................       10,000         20,764
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        4,000         15,357
  Daicel Chemical Industries, Ltd......................        4,000          7,773
  Daido Steel Co., Ltd.................................        5,000          7,365
  #Daikyo, Inc.........................................        3,000          3,432
  Daishi Bank, Ltd.....................................        5,000         16,925
  Daito Trust Construction Co., Ltd....................        2,916         18,827
  Daiwa Bank, Ltd......................................       15,000         27,032
  Daiwa House Industry Co., Ltd........................        7,000         56,494
  Daiwa Securities Co., Ltd............................       22,000         76,709
  Ezaki Glico Co., Ltd.................................        2,200         14,221
  Fuji Photo Film Co., Ltd.............................        5,000        179,824
  Fujisawa Pharmaceutical Co., Ltd.....................        2,000         18,648
  #Fujita Corp.........................................        9,000          3,385
  Fujitsu, Ltd.........................................        7,000         78,433
  Fukuoka City Bank, Ltd...............................        4,712         12,553
  Fukuyama Transporting Co., Ltd.......................        4,000         16,298
  Gunze, Ltd...........................................        4,000          9,622
  *Hanwa Co., Ltd......................................        5,000          8,737
  *Haseko Corp.........................................        8,000          5,015
  Higo Bank, Ltd.......................................        3,000         16,831
  Hino Motors, Ltd.....................................        5,000         14,887
  Hiroshima Bank, Ltd..................................        2,000          3,526
  Hitachi Koki Co., Ltd................................        2,000          8,274
  Hitachi Maxell, Ltd..................................        1,000         22,409
  *Hitachi Metals, Ltd.................................        5,000         24,094
  #Hitachi Transport System, Ltd.......................        2,000         17,081
  Hitachi, Ltd.........................................       54,000        382,919
  *#Hokkaido Bank, Ltd.................................        7,000          6,856
  Hokuriku Bank, Ltd...................................        7,000         10,805
  Hyakugo Bank, Ltd. (105th Bank)......................        4,000         18,492
  Hyakujishi Bank, Ltd.................................        3,000         16,219
  Inax Corp............................................        2,000          7,271
  Itochu Corp..........................................       22,000         57,058
  #Kajima Corp.........................................       13,000         42,782
  #Kamagai Gumi Co., Ltd...............................        6,000          4,043
  Kamigumi Co., Ltd....................................        4,000         15,953
  *Kandenko Co., Ltd...................................        3,000         18,311
  Katokichi Co., Ltd...................................        1,000         14,496

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Keiyo Bank, Ltd......................................        5,000   $     11,166
  Kinden Corp..........................................        2,000         22,723
  Kiyo Bank, Ltd.......................................        5,000          9,598
  *Kobe Steel, Ltd.....................................       45,000         43,017
  #Kokusai Denshin Denwa Co., Ltd......................          900         45,908
  Kokusai Securities Co., Ltd..........................        2,000         15,044
  Komatsu, Ltd.........................................       14,000         84,027
  Kureha Chemical Industry Co., Ltd....................        4,000          9,779
  Kyudenko Corp........................................        2,000         10,594
  Long Term Credit Bank of Japan, Ltd..................       35,000         58,962
  #Maeda Corp..........................................        2,000          6,190
  Makita Corp..........................................        2,000         23,663
  Marubeni Corp........................................       22,000         54,989
  #Maruetsu, Inc.......................................        3,000          8,838
  Matsushita Electric Industrial Co., Ltd..............       33,000        514,554
  Matsushita Electric Works, Ltd.......................        4,000         32,595
  *#Mazda Motor Corp...................................       11,000         30,770
  Michimen Corp........................................        5,000          7,835
  Mitsubishi Chemical Corp.............................       33,000         64,384
  #Mitsubishi Electric Corp............................       24,000         66,382
  Mitsubishi Gas Chemical Co., Inc.....................        5,000         13,595
  Mitsubishi Materials Corp............................       10,000         22,566
  Mitsubishi Motors Corp...............................       14,000         48,047
  Mitsubishi Oil Co., Ltd..............................        4,000          8,932
  #Mitsui Chemicals, Inc...............................        5,000         13,712
  Mitsui Trust & Banking Co., Ltd......................       16,000         26,954
  Mizuno Corp..........................................        2,000          7,271
  NKK Corp.............................................       45,000         45,485
  NSK, Ltd.............................................        7,000         29,015
  NTN Corp.............................................        4,000         13,822
  Nagase & Co., Ltd....................................        2,000          8,071
  Nanto Bank, Ltd......................................        3,000         15,044
  Nihon Cement Co., Ltd................................        3,000          8,157
  #Nikko Securities Co., Ltd...........................       24,000         73,340
  #Nippon Credit Bank, Ltd.............................       20,000         17,708
  Nippon Light Metal Co., Ltd..........................        8,000         15,107
  Nippon Meat Packers, Inc., Osaka.....................        2,000         26,170
  Nippon Oil Co., Ltd..................................       17,000         59,275
  Nippon Sheet Glass Co., Ltd..........................        4,000          7,835
  Nippon Shinpan Co., Ltd..............................        6,000          7,287
  Nishimatsu Construction Co., Ltd.....................        4,000         16,078
  Nisshin Steel Co., Ltd...............................       12,000         16,548
  Nisshinbo Industries, Inc............................        3,000         17,113
  Nittetsu Mining Co., Ltd.............................        2,000          9,387
  Nitto Boseki Co., Ltd................................        7,000         20,733
  Noritz Corp..........................................        1,000          7,169
  #Oki Electric Industry Co., Ltd......................        9,000         19,886
  Okumura Corp.........................................        4,000         13,164
  Olympus Optical Co., Ltd.............................        3,000         21,955
  Pioneer Electronic...................................        2,000         34,789
  #Sakura Bank, Ltd....................................       43,000        150,268
  San In Godo Bank, Ltd................................        3,000         19,698
  Sankyo Aluminum Industry Co., Ltd....................        3,000          3,432
  Sanyo Electric.......................................       27,000         76,161
  Seino Transportation Co., Ltd........................        2,000         12,772
  Sekisui Chemical Co., Ltd............................        8,000         58,233
  Seksui House.........................................       10,000         71,929
  Sharp Corp. Osaka....................................       14,000         93,681
  #Shiga Bank, Ltd.....................................        4,000         19,119

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Shimizu Corp........................................       12,000   $     38,550
  Shinmaywa Industries, Ltd............................        2,000          6,550
  Shionogi & Co., Ltd..................................        3,000         17,089
  Snow Brand Milk Products Co., Ltd....................        4,000         10,280
  Sumitomo Corp........................................       15,000         94,613
  Sumitomo Realty & Development Co., Ltd...............        7,000         46,895
  #Taisei Corp.........................................       14,000         32,360
  Teijin, Ltd..........................................       15,000         39,373
  Toda Corp............................................        4,000         16,925
  #Tokyo Sowa Bank.....................................        4,000         11,408
  Tokyo Steel Manufacturing Co., Ltd...................        1,500          9,109
  Tokyo Style Co., Ltd.................................        1,000         10,186
  Tokyo Tatemono Co., Ltd..............................        4,000         13,164
  Tostem Corp..........................................        2,000         22,723
  Toyo Engineering Corp................................        3,000          3,832
  Toyo Seikan Kaisha, Ltd..............................        3,100         51,738
  #Toyo Trust & Banking Co., Ltd.......................       11,000         71,969
  Toyota Tsusho Corp...................................        4,000         13,571
  Victor Co. of Japan, Ltd.............................        2,000         18,805
  Yakult Honsha Co., Ltd...............................        2,000         14,417
  Yamaguchi Bank.......................................        2,000         25,700
  Yamato Kogyo Co., Ltd................................        2,000         15,389
  #Yasuda Trust & Banking Co., Ltd.....................       13,000         11,103
  Yokogawa Electric Corp...............................        3,000         19,698
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,706,095)....................................                   4,459,481
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $504)........................................                         502
                                                                       ------------
TOTAL -- JAPAN
  (Cost $6,706,599)....................................                   4,459,983
                                                                       ------------
UNITED KINGDOM -- (22.5%)
COMMON STOCKS -- (22.5%)
  ASDA Group P.L.C.....................................       18,900         51,267
  Allied Domecq P.L.C..................................        8,000         71,773
  Anglian Water P.L.C..................................        2,100         28,818
  Arjo Wiggins Appleton P.L.C..........................        5,400         15,467
  Associated British Foods P.L.C.......................       10,000         92,075
  Associated British Ports Holdings P.L.C..............        4,600         21,778
  BAA P.L.C............................................       11,185         94,129
  BG P.L.C.............................................       34,411        160,597
  Barclays P.L.C.......................................        4,500        108,493
  Bass P.L.C...........................................       10,600        151,355
  British Land Co. P.L.C...............................        5,700         62,950
  British Steel P.L.C..................................       16,300         38,036
  British Telecommunications P.L.C.....................       42,000        321,260
  Burton Group P.L.C...................................       18,700         46,786
  Capital Shopping Centres P.L.C.......................        4,000         27,934
  *Centrica P.L.C......................................       30,000         43,721
  Commercial Union P.L.C...............................        8,174        113,272
  General Accident P.L.C...............................        4,500         74,224
  Great Universal Stores P.L.C.........................       10,100        118,606
  Greenalls Group P.L.C................................        3,000         19,207
  Guardian Royal Exchange P.L.C........................        7,532         37,689
  Guinness P.L.C.......................................       15,000        136,343
  Hanson P.L.C.........................................        7,000         35,440
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Hyder P.L.C..........................................        1,673   $     26,524
  Imperial Chemical Industries P.L.C...................        8,700        126,790
  Inchcape P.L.C.......................................        5,000         17,775
  LaPorte P.L.C........................................        2,000         21,363
  Ladbroke Group P.L.C.................................       12,919         59,149
  Lasmo P.L.C..........................................        8,700         38,660
  Lonrho P.L.C.........................................        6,237          9,510
  National Power P.L.C.................................        6,000         56,862
  National Westminster Bank P.L.C......................       16,945        255,657
  Pilkington P.L.C.....................................        8,117         17,573
  Powergen P.L.C.......................................        6,158         79,473
  RMC Group P.L.C......................................        2,000         30,697
  Rank Group P.L.C.....................................        9,000         52,503
  Redland P.L.C........................................        4,248         24,513
  Royal & Sun Alliance Insurance Group, Inc. P.L.C.....       16,681        152,466
  Safeway P.L.C........................................       10,000         54,377
  Sainsbury (J.) P.L.C.................................       16,480        135,288
  Scottish & Newcastle P.L.C...........................        6,000         70,610
  Scottish Hydro-Electric P.L.C........................        4,000         31,573
  Sears P.L.C..........................................       12,100          9,989
  Severn Trent P.L.C...................................        2,995         47,489
  Shell Transport & Trading Co., P.L.C.................       22,500        154,192
  Slough Estates P.L.C.................................        4,000         23,352
  Tarmac P.L.C.........................................       10,000         19,460
  Tate & Lyle P.L.C....................................        4,000         31,674
  Tesco P.L.C..........................................       14,551        117,062
  Thames Water P.L.C...................................        2,840         43,351
  Unigate P.L.C........................................        2,600         25,341
  Unilever P.L.C.......................................       21,200        167,607
  United Assurance Group P.L.C.........................        3,000         26,106
  United Biscuits Holdings P.L.C.......................        5,700         20,407
  United Utilities P.L.C...............................        4,591         58,863
  Whitbread P.L.C......................................        4,200         59,759
  Yorkshire Water P.L.C................................        3,124         25,843
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,028,447)....................................                   3,963,078
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $1,229)......................................                       1,372
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $3,029,676)....................................                   3,964,450
                                                                       ------------
GERMANY -- (9.5%)
COMMON STOCKS -- (9.5%)
  #BASF AG.............................................        7,000        247,643
  BHF Bank AG..........................................        1,000         29,056
  Bankgesellschaft Berlin AG...........................        2,700         57,480
  #Bayerische Hypotheken und Wechselbank AG............        3,300        143,126
  #Bayerische Vereinsbank AG...........................        3,520        209,045
  #Berliner Kraft & Licht Bewag AG.....................        1,000         24,521
  #Commerzbank AG......................................        4,600        159,868
  #Deutsche Bank AG....................................        6,500        416,792
  Deutsche Lufthansa AG................................        4,100         77,870
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....          500         28,347
  #Dresdner Bank AG, Frankfurt.........................        2,900        112,460
  Man AG, Muechen......................................          100         29,765

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Siemens AG..........................................        1,700   $     99,803
  Vereins & Westbank AG................................          112         26,288
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,283,967)....................................                   1,662,064
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks
    (Cost $3,673)......................................                       3,648
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,287,640)....................................                   1,665,712
                                                                       ------------
SWITZERLAND -- (7.6%)
COMMON STOCKS -- (7.6%)
  *Baloise-Holding, Basel..............................          120        213,791
  Banque Cantonale Vaudois.............................          110         32,483
  Bobst SA, Prilly.....................................           20         29,460
  Financiere Richemont AG Units -A-....................           30         33,352
  Julius Baer Holding AG, Zuerich......................           20         32,616
  Oerlikon-Buehrle Holding AG, Zuerich.................          500         71,281
  Pargesa Holding SA, Geneve...........................           50         62,777
  Roche Holding AG, Basel..............................            9        136,986
  SBG (Schweizerische Bankgesellschaft)................          390        496,497
  *SBV (Schweizerischer Bankverein) (Namen)............          300         86,064
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall........................           10         25,952
  SIG (Schweizerische Industrie Gesellschaft Holding
    AG), Neuhausen am Rheinfall (Namen)................           20         25,812
  Schindler Holding AG, Hergiswil......................           25         28,407
  *Swissair Schweizerische Luftverkehr AG, Zuerich.....           50         65,512
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,022,484)....................................                   1,340,990
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $13).........................................                          13
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $1,022,497)....................................                   1,341,003
                                                                       ------------
FRANCE -- (7.5%)
COMMON STOCKS -- (7.5%)
  AGF (Assurances Generales de France SA)..............        2,048        116,459
  AXA-UAP..............................................        1,932        139,644
  Banque Nationale de Paris............................        3,166        154,506
  Elf Aquitaine........................................        1,609        185,334
  Eridania Beghin-Say SA...............................          200         31,100
  *Euro Disney SCA.....................................       11,400         15,159
  Financiere de Paribas SA Series A....................        1,846        132,833
  Groupe Danone........................................          500         80,037
  LaFarge Coppee SA....................................          708         46,425
  Lyonnais des Eaux SA.................................          548         59,223
  Peugeot SA...........................................          400         45,736
  #Rhone-Poulenc SA Series A...........................        1,144         50,616
  #Saint-Gobain........................................          613         82,239
  Societe Generale Paris...............................          728         95,077
  Thomson-CSF..........................................          900         26,039
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Usinor...............................................        1,200   $     18,701
  *Worms et Compagnie SA...............................          400         31,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,069,405)....................................                   1,310,296
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs
    (Cost $3,464)......................................                       3,609
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,072,869)....................................                   1,313,905
                                                                       ------------
NETHERLANDS -- (5.4%)
COMMON STOCKS -- (5.4%)
  ABN Amro Holding NV..................................        6,974        132,958
  DSM NV...............................................          515         47,149
  Fortis Amev NV.......................................        3,275        135,418
  Heineken Holding NV Series A.........................          500         74,952
  Ing Groep NV.........................................        4,090        166,238
  KLM (Koninklijke Luchtvaart Mij NV)..................        1,851         66,574
  Koninklijke Hoogovens NV.............................          724         32,705
  Koninklijke KNP BT...................................        2,500         53,573
  Nationale Investeringsbank NV Series A...............          200         22,013
  Philips Electronics NV...............................        2,800        184,934
  Stad Rotterdam.......................................          800         41,128
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $730,684)......................................                     957,642
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $436)........................................                         442
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $731,120)......................................                     958,084
                                                                       ------------
ITALY -- (3.6%)
COMMON STOCKS -- (3.6%)
  #Banca Commerciale Italiana SpA......................       26,000         74,327
  *#Banca di Roma......................................       60,000         49,513
  Credito Italiano.....................................       20,000         54,512
  #Fiat SpA............................................       72,600        209,643
  #Ifil Finanziaria Partecipazioni SpA, Torino.........        8,000         29,559
  *#Ing C.Olivetti & C SpA, Ivrea......................       71,000         39,813
  #Istituto Bancario San Paolo Torino SpA..............       14,500        119,403
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...        5,000         31,915
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................        2,000         24,652
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $551,648)......................................                     633,337
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $42).........................................                          42
                                                                       ------------
TOTAL -- ITALY
  (Cost $551,690)......................................                     633,379
                                                                       ------------
SWEDEN -- (3.0%)
COMMON STOCKS -- (3.0%)
  Avesta Sheffield AB..................................        2,000         14,247
  *Diligentia AB.......................................          560          7,180
  #Mo Och Domsjoe AB Series B..........................          800         22,536

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Naeckebro AB.........................................          110   $      1,482
  SSAB Swedish Steel Series A..........................        1,200         20,671
  #Skandinaviska Enskilda Banken Series A..............        5,600         66,365
  #Stora Kopparbergs Bergslags AB Series A.............        2,900         38,687
  #Svenska Cellulosa AB Series B.......................        2,200         48,724
  Svenska Handelsbanken Series A.......................        2,400         84,704
  Swedish Match AB (Frueher Svenska Taendsticks AB)....          900          3,031
  Trelleborg AB Series B...............................        1,400         19,583
  Trygg Hansa AB Series B..............................        1,000         31,019
  Volvo AB Series A....................................        2,400         63,723
  Volvo AB Series B....................................        4,000        106,204
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $425,848)......................................                     528,156
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $3)..........................................                           3
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $425,851)......................................                     528,159
                                                                       ------------
AUSTRALIA -- (2.7%)
COMMON STOCKS -- (2.7%)
  #Amcor, Ltd..........................................        4,441         19,904
  Australia & New Zealand Banking Group, Ltd...........        6,184         42,483
  #Boral, Ltd..........................................        8,301         21,015
  #CSR, Ltd............................................        8,813         28,945
  #Commonwealth Bank of Australia......................        6,775         80,434
  #Fosters Brewing Group, Ltd..........................       23,356         43,309
  #GIO Australia Holdings, Ltd.........................        7,265         17,597
  MIM Holdings.........................................       11,565          8,388
  News Corp., Ltd......................................       11,750         62,871
  Rio Tinto, Ltd.......................................        5,203         57,317
  #Westpac Banking Corp................................       14,417         90,656
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $465,729)......................................                     472,919
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $2,404)......................................                       2,252
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $468,133)......................................                     475,171
                                                                       ------------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
  #Banco Central Hispanoamericano SA, Madrid...........        5,200         99,205
  Compania Espanola de Petroleos SA, Madrid............        1,200         36,372
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A..................................................        3,920         35,093
  #Iberdrola SA........................................       17,400        222,860
  Sevillana de Electricidad SA.........................        3,843         37,754
  #Union Electrica Fenosa SA...........................        4,000         39,967
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $353,050)......................................                     471,251
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $490)........................................                $        472
                                                                       ------------
TOTAL -- SPAIN
  (Cost $353,540)......................................                     471,723
                                                                       ------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
  #Amoy Properties, Ltd................................       40,000         34,410
  Chinese Estates Holdings, Ltd........................       25,304         12,111
  *Evergo China Holdings, Ltd..........................        3,838            189
  Great Eagle Holdings, Ltd............................        7,177         10,770
  Hang Lung Development Co., Ltd.......................       25,000         38,000
  Hongkong & Shanghai Hotels, Ltd......................       18,416         15,842
  #Hopewell Holdings, Ltd..............................       70,000         18,563
  #Hysan Development Co., Ltd..........................       17,000         34,087
  Kerry Properties, Ltd................................       14,000         23,544
  #Paliburg Holdings, Ltd..............................       45,000         32,890
  #Shangri-la Asia, Ltd................................       30,000         23,285
  #Sino Land Co., Ltd..................................       46,000         26,480
  Swire Pacific, Ltd. Series A.........................       13,000         65,081
  Tsim Sha Tsui Properties, Ltd........................       12,000         16,067
  Wharf Holdings, Ltd..................................       38,000         77,423
  Wheelock and Co., Ltd................................       34,000         38,265
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $690,860)......................................                     467,007
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $1,930)......................................                       1,929
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *#Great Eagle Holdings, Ltd. Warrants 11/30/98.......        1,435            520
  *Hong Kong & Shanghai Hotels, Ltd. Warrants
    12/10/98...........................................        1,416             34
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         554
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $692,790)......................................                     469,490
                                                                       ------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
  Bekaert SA...........................................          100         62,174
  CMB (Cie Martime Belge)..............................          300         23,083
  Cofinimmo SA.........................................          200         20,500
  #Electrafina SA......................................          200         18,659
  Generale de Belgique SA..............................          500         46,647
  Groupe Bruxelles Lambert SA, Bruxelles...............          200         30,283
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $189,211)......................................                     201,346
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $31).........................................                          32
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $189,242)......................................                     201,378
                                                                       ------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
  Bikuben Girobank A.S.................................          503         32,588
  #Tele Danmark A.S. Series B..........................        1,087         65,081

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Tryg Baltica Forsikring A.S..........................          347   $     20,620
  Unidanmark A.S. Series A.............................          803         56,808
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $166,963)......................................                     175,097
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Denmark Krone
    (Cost $11).........................................                          11
                                                                       ------------
TOTAL -- DENMARK
  (Cost $166,974)......................................                     175,108
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
  Fraser & Neave, Ltd..................................        5,000         24,960
  Keppel Corp., Ltd....................................       10,000         33,908
  Neptune Orient Lines, Ltd............................       23,000         13,720
  Singapore Land, Ltd..................................        9,000         26,448
  Straits Steamship Land, Ltd..........................       17,000         26,901
  United Industrial Corp., Ltd.........................       43,000         20,251
  United Overseas Land, Ltd............................       12,000         11,680
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $254,777)......................................                     157,868
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $43).........................................                          42
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $254,820)......................................                     157,910
                                                                       ------------
MALAYSIA -- (0.8%)
COMMON STOCKS -- (0.8%)
  Berjaya Group Berhad.................................       15,000          5,242
  Berjaya Leisure Berhad...............................       11,000          8,854
  Golden Hope Plantations Berhad.......................       15,000         17,187
  Kuala Lumpur Kepong Berhad...........................       10,000         21,913
  Malaysian Airlines System............................       13,000          9,607
  Malaysian Industrial Development Finance Berhad......       11,000          4,285
  Renong Berhad........................................       17,000          8,765
  Tan Chong Motor Holdings Berhad......................       10,000          5,443
  Tenaga Nasional Berhad...............................       36,000         67,029
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $383,700)......................................                     148,325
                                                                       ------------
                                                                             VALUE+
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Malaysian Ringetts
    (Cost $511)........................................                $        505
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $384,211)......................................                     148,830
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $499,294) to be
    repurchased at $486,221
    (Cost $486,000)....................................  $       486        486,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.1%)
  (Cost $17,823,652)++.................................                  17,450,285
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
  Other Assets.........................................                     172,659
  Liabilities..........................................                     (12,827)
                                                                       ------------
                                                                            159,832
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,619,804
  Outstanding $.01 Par Value Shares
  (100,000,000 Shares Authorized)......................                $ 17,610,117
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.87
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (27.1%)
COMMON STOCKS -- (26.7%)
  Achilles Corp........................................        6,000   $      8,791
  Aica Kogyo Co., Ltd..................................        3,000         11,307
  Aichi Tokei Denki Co., Ltd...........................        3,000          5,689
  Aida Engineering, Ltd................................        3,000         12,693
  Akai Electric Co., Ltd...............................        9,000          8,039
  Amada Metrecs Co., Ltd...............................        3,000         18,100
  #Arai-Gumi, Ltd......................................        1,200          1,758
  Asahi Denka Kogyo KK.................................        3,000         13,634
  Asahi Kogyosha Co., Ltd..............................        3,000          8,462
  *Asahi Optical Co., Ltd..............................        5,000         10,735
  Asahi Organic Chemicals Industry Co., Ltd............        3,000          9,520
  Ashimori Industry Co., Ltd...........................        3,000          5,642
  *Asics Corp..........................................        7,000          6,582
  Azel Corp., Tokyo....................................        2,000          4,466
  Bando Chemical Industries, Ltd.......................        5,000         13,320
  *#Bank of Osaka, Ltd.................................        9,000         11,283
  CKD Corp.............................................        2,000          8,149
  CMK Corp.............................................        2,000         24,447
  Central Finance Co., Ltd.............................        4,000          5,892
  Central Glass Co., Ltd...............................        7,000         11,847
  #Chiba Kogyo Bank, Ltd...............................          800         14,417
  *Chiyoda Corp........................................       12,000         20,310
  *#Chori Co., Ltd.....................................        5,000          8,815
  Chukyo Coca-Cola Bottling Co., Ltd...................        3,000         19,040
  Chukyo Sogo Bank, Ltd................................        5,000         16,846
  *Clarion Co., Ltd....................................        6,000         17,301
  *Cosmo Securities Co., Ltd...........................       22,000         15,514
  Daido Hoxan, Inc.....................................        4,000          7,365
  *Daiei OMC, Inc......................................        9,000         13,681
  Dainichiseika Colour & Chemicals Manufacturing Co.,
    Ltd................................................        4,000         17,614
  Daisan Bank, Ltd.....................................        4,000         14,793
  *#Daiwa Danchi Co., Ltd..............................        5,000          9,128
  Daiwabo Co., Ltd.....................................        8,000         10,405
  #Denki Kogyo Co., Ltd................................        3,000         13,634
  Ehime Bank, Ltd......................................        5,000         15,279
  France Bed Co., Ltd..................................        4,000         12,850
  *Fuji Kosan Co., Ltd.................................        6,000          6,817
  Fuji Kyuko Co., Ltd..................................        5,000         20,451
  Fuji Oil Co., Ltd....................................        3,000         12,576
  #Fuji Spinning Co., Ltd., Tokyo......................        4,000          6,770
  #Fujiko Co., Ltd.....................................        4,000          3,291
  *Fujitsu General, Ltd................................        4,000         15,984
  *Furukawa Battery Co., Ltd...........................        3,000          6,229
  Fuso Pharmaceutical Industries, Ltd..................        5,000         15,671
  #Gakken Co., Ltd.....................................        3,000          6,159
  *Godo Steel, Ltd.....................................        6,000          7,052
  Hazama Corp..........................................       17,000         10,123
  Hitachi Electronics, Ltd.............................        3,000         17,865
  Hitachi Medical Corp.................................        2,000         18,022
  Hitachi Plant Engineering & Construction Co., Ltd....        6,000         16,878
  #Hitachi Seiki Co., Ltd..............................        4,000          7,083
  #Hokkaido Gas Co., Ltd...............................        4,000          9,309
  Hokuriku Electric Industry Co., Ltd..................        4,000          6,707
  #Howa Machinery, Ltd.................................        5,000          7,757
  Ichikoh Industries, Ltd..............................        4,000          8,776

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Inageya Co., Ltd.....................................        2,000   $     15,201
  Intec, Inc...........................................        2,000         15,499
  *Iseki & Co., Ltd....................................       14,000         20,623
  Itochu Fuel Corp.....................................        4,000         11,158
  Iwasaki Electric Co., Ltd............................        4,000          6,833
  *Iwatsu Electric Co., Ltd............................        3,000          3,738
  #JDC Corp............................................        6,000          2,210
  Japan Aviation Electronics Industry, Ltd.............        3,000         16,854
  *Japan Coated Paper Manufacturing Co., Ltd...........        3,000          2,821
  Japan Paper Industry Co., Ltd........................        3,000          6,112
  Japan Pulp and Paper Co., Ltd........................        5,000         16,807
  Japan Transcity Corp.................................        3,000          7,122
  Japan Vilene Co., Ltd................................        3,000          7,452
  Joshin Denki Co., Ltd................................        2,000          5,908
  Kagawa Bank, Ltd.....................................        3,000         16,219
  Kagome Co., Ltd......................................        3,000         15,984
  *Kansai Kisen Kaisha.................................        9,000          5,642
  Kanto Auto Works, Ltd., Yokosuka.....................        3,000          9,520
  Kanto Denka Kogyo Co., Ltd...........................        4,000         12,568
  Kawada Industries, Inc...............................        2,000          3,291
  Kawai Musical Instruments Manufacturing Co., Ltd.....        5,000          6,033
  #Keiyo Co., Ltd......................................        2,000          9,669
  *Kenwood Corp........................................        5,000         12,615
  Kita-Nippon Bank, Ltd................................          400         18,241
  Kokusai Kogyo Co., Ltd...............................        2,000          7,882
  Komatsu Forklift Co., Ltd............................        3,000          7,052
  Kosei Securities Co., Ltd............................        4,000          7,334
  Kurabo Industries, Ltd...............................       13,000         18,335
  Kuraya Corp..........................................        5,000         33,692
  Kyodo Shiryo Co., Ltd................................        5,000          5,837
  #Kyushu Bank, Ltd....................................        4,000         12,693
  Life Corp............................................        2,000          8,932
  #Makino Milling Machine Co., Ltd.....................        4,000         24,071
  *Marudai Food Co., Ltd...............................        5,000         11,205
  Maruha Corp..........................................       18,000         20,027
  *Maruyama Manufacturing Co., Inc.....................        3,000          3,549
  Maruzen Co., Ltd.....................................        4,000         11,283
  Matsuo Bridge Co., Ltd...............................        3,000          4,913
  *Mitsubishi Shindoh Co., Ltd.........................        3,000          4,936
  *Mitsubishi Steel Manufacturing Co., Ltd.............        5,000          6,778
  Mitsui Construction Co., Ltd.........................        6,000          5,500
  Mitsui Home Co., Ltd.................................        4,000         21,939
  *#Mitsui Mining Co., Ltd.............................        5,000          5,837
  Mitsuuroko Co., Ltd..................................        3,000         10,578
  Miura Co., Ltd.......................................        2,000         22,096
  Miyazaki Bank, Ltd...................................        6,000         23,271
  *Morinaga & Co., Ltd.................................       16,000         22,065
  *Nachi-Fujikoshi Corp................................       13,000         24,752
  *#Nagasakiya Co., Ltd. (Tokyo).......................        5,000          5,524
  Nakamuraya Co., Ltd..................................        3,000          8,909
  Nakayama Steel Works, Ltd............................        5,000          8,658
  #Nichias Corp........................................        4,000          8,525
  Nichiha Corp.........................................        4,000         31,342
  Nichimo Co., Ltd.....................................        5,000          8,110
  Nichireki Co., Ltd...................................        2,000          6,049
  Nichiro Corp.........................................        5,000          6,974

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Nifco, Inc...........................................        2,000   $     13,493
  *Niigata Engineering Co., Ltd........................       14,000          7,569
  Nikkiso Co., Ltd.....................................        4,000         17,645
  Nippon Beet Sugar Manufacturing Co., Ltd.............        5,000          8,972
  *Nippon Carbon Co., Ltd..............................        5,000          9,285
  Nippon Chemi-Con Corp................................        5,000         16,298
  Nippon Chemical Industrial Co., Ltd..................        2,000          6,582
  *Nippon Columbia Co., Ltd............................        3,000          5,007
  #Nippon Concrete Industries Co., Ltd.................        3,000          5,453
  #Nippon Densetsu Kogyo Co., Ltd......................        2,000          7,052
  *Nippon Kasei Chemical Co., Ltd......................        5,000          5,132
  Nippon Shinyaku Co., Ltd.............................        3,000         15,867
  Nippon Signal Co., Ltd...............................        3,000         12,270
  *Nippon Steel Chemical Co., Ltd......................        6,000          7,569
  *Nippon Suisan Kaisha, Ltd...........................       18,000         25,810
  Nippon Synthetic Chemical Industry Co., Ltd..........        3,000          5,406
  Nippon Thompson Co., Ltd.............................        3,000         16,948
  Nitsuko Corp.........................................        3,000          9,567
  Nittetsu Mining Co., Ltd.............................        3,000         14,080
  Nitto Boseki Co., Ltd................................        8,000         23,694
  Noritz Corp..........................................        2,000         14,339
  North Pacific Bank, Ltd..............................        5,000         18,022
  OSG Corp.............................................        3,000         16,925
  *Odakyu Real Estate Co., Ltd.........................        4,000          6,801
  Okamoto Industries, Inc..............................        9,000         21,438
  *Okasan Securities Co., Ltd..........................        7,000          8,666
  *Okura and Co., Ltd..................................        6,000         11,518
  *Pacific Metals Co., Ltd.............................        7,000          8,008
  Parco Co., Ltd.......................................        2,000          9,230
  *Pasco Corp..........................................        5,000         18,335
  *Prima Meat Packers, Ltd.............................        5,000          5,132
  Raito Kogyo Co., Ltd.................................        2,400         13,389
  Rasa Industries, Ltd.................................        3,000         10,507
  Rheon Automatic Machinery Co., Ltd...................        2,000          6,739
  Rohto Pharmaceutical Co., Ltd........................        2,000         15,279
  Ryobi, Ltd...........................................        5,000         13,007
  Ryoyo Electro Corp...................................        2,000         21,156
  *SS Pharmaceutical Co., Ltd., Tokyo..................        4,000         12,850
  SXL Corp.............................................        3,000          8,180
  Sagami Co., Ltd......................................        3,000          8,251
  Sakai Chemical Industry Co., Ltd.....................        3,000          8,627
  Sakata Inx Corp......................................        3,000         12,740
  Sankyo Aluminum Industry Co., Ltd....................       16,000         18,304
  *Sanrio Co., Ltd.....................................        3,000         19,275
  Sanyo Shokai, Ltd....................................        5,000         20,255
  Sanyo Special Steel Co., Ltd.........................        7,000          8,776
  Sasebo Heavy Industries Co., Ltd., Tokyo.............        7,000          9,215
  *Seiko Corp., Chuo-ku................................        3,000         11,565
  Seiyo Food Systems, Inc..............................        3,000         13,234
  Shikoku Chemicals Corp...............................        3,000          7,616
  Shimizu Bank, Ltd....................................          400         19,996
  Shin-Etsu Polymer Co., Ltd...........................        5,000         19,510
  #Shinagawa Fuel Co., Ltd.............................        3,000         11,753
  Shindengen Electric Manufacturing Co., Ltd...........        3,000         23,154
  *Shinko Electric Co., Ltd............................        6,000         12,740
  Shinmaywa Industries, Ltd............................        5,000         16,376
  *#Showa Line, Ltd....................................       10,000          5,093
  Showa Sangyo Co., Ltd................................       10,000         17,708
  #Sumitomo Construction Co., Ltd......................        6,000          6,206
                                                            SHARES           VALUE+
                                                         ------------  ------------
  #Sumitomo Light Metal Industries, Ltd................       11,000   $      9,998
  #Sumitomo Precision Products Co., Ltd., Amagasaki
    City...............................................        2,000          7,835
  Sun Wave Corp........................................        2,000          9,982
  #TOC Co., Ltd........................................        2,000         18,805
  Taisei Rotec Corp....................................        3,000          5,312
  Takaoka Electric Manufacturing Co., Ltd., Tokyo......        4,000          6,582
  #Takasago International Corp.........................        3,000         13,869
  #Takashima & Co., Ltd................................        4,000          9,277
  Takiron Co., Ltd.....................................        3,000          7,522
  Tamura Corp..........................................        4,000         15,608
  Tasaki Shinju Co., Ltd...............................        2,000          6,582
  Teisan K.K...........................................        5,000         11,401
  Toa Corp.............................................       12,000         19,275
  Toa Doro Kogyo Co., Ltd..............................        3,000          4,114
  *Toa Wool Spinning & Weaving Co., Ltd................        6,000          7,945
  Tochigi Bank, Ltd....................................        3,000         16,596
  Toenec Corp..........................................        3,000         12,458
  #Toho Zinc Co., Ltd..................................        4,000         12,380
  #Tokai Rika Co., Ltd.................................        3,000          9,638
  Tokico, Ltd..........................................        4,000          8,055
  Tokin Corp...........................................        2,000         15,671
  Tokushu Paper Manufacturing Co., Ltd.................        3,000         21,179
  #Tokyo Kikai Seisak..................................        3,000         14,456
  Tokyo Rope Manufacturing Co., Ltd....................        4,000          6,425
  *Tokyo Securities Co., Ltd...........................        4,000          3,354
  Tokyo Tanabe Co., Ltd., Tokyo........................        8,000         33,849
  *#Tokyo Tekko Co., Ltd...............................        3,000          2,844
  Tokyo Theatres Co., Inc., Tokyo......................        6,000          7,522
  *Tokyu Hotel Chain Co., Ltd..........................       12,000         27,267
  Tokyu Store Chain Corp...............................        4,000         19,275
  Tonami Transportation Co., Ltd.......................        3,000          5,877
  *#Toshiba Machine Co., Ltd...........................        6,000         14,245
  Totoku Electric Co., Ltd., Tokyo.....................        3,000          6,817
  Toyama Chemicals Co., Ltd............................        6,000         14,339
  #Toyo Chemical Co., Ltd..............................        3,000          7,945
  *Toyo Electric Co., Ltd..............................        5,000          5,877
  Toyo Engineering Corp................................       11,000         14,049
  Toyo Exterior Co., Ltd...............................        3,000         21,743
  Toyo Kohan Co., Ltd..................................        3,000         18,688
  Toyo Tire & Rubber Co., Ltd..........................        8,000         20,184
  #Toyo Umpanki Co., Ltd...............................        5,000         15,083
  #Tsumura & Co., Inc..................................        3,000         17,395
  Unisia Jecs Corp.....................................        3,000          7,122
  Wakachiku Construction Co., Ltd......................        4,000          4,106
  #Yomiuri Land Co., Ltd...............................        3,000          8,227
  Yondenko Corp........................................        2,100          8,227
  Yoshimoto Kogyo Co., Ltd.............................        2,000         17,238
  *Yuasa Corp..........................................        7,000          8,831
  Yurtec Corp..........................................        4,000         23,193
  #Zenchiku Co., Ltd...................................        4,000          6,174
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,494,554)....................................                   2,641,686
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
  *Japanese Yen
    (Cost $35,230).....................................                      35,030
                                                                       ------------
TOTAL -- JAPAN
  (Cost $4,529,784)....................................                   2,676,716
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
UNITED KINGDOM -- (15.7%)
COMMON STOCKS -- (15.7%)
  Admiral P.L.C........................................        3,000   $     30,882
  Amec P.L.C...........................................        9,000         19,333
  Ash & Lacy P.L.C.....................................        7,000         19,872
  BSG International P.L.C..............................       13,300         27,674
  Bellway P.L.C........................................        4,000         23,419
  Bluebird Toys P.L.C..................................        5,000          7,792
  Body Shop International P.L.C........................        8,000         20,555
  Bodycote International P.L.C.........................        3,000         48,143
  Bradstock Group P.L.C................................       21,000         27,066
  Brake Brothers P.L.C.................................        2,430         22,006
  Brammer (H.) P.L.C...................................        1,880         19,005
  British Polythene Industries P.L.C...................        2,000         15,466
  Bryant Group P.L.C...................................       10,000         19,291
  Bulmer (H.P.) Holdings P.L.C.........................        2,002         14,082
  CRT Group P.L.C......................................        5,750         33,229
  Canadian Pizza P.L.C.................................       12,000         17,690
  Carpetright P.L.C....................................        4,000         34,707
  Cattles P.L.C........................................        5,400         35,391
  City Centre Restaurants P.L.C........................        9,500         20,647
  Courtaulds Textiles P.L.C............................        4,600         27,435
  Courts P.L.C.........................................        2,320         18,078
  Davis Service Group P.L.C............................        6,666         34,816
  Dawson Group P.L.C...................................        4,000         14,152
  Dawson International P.L.C...........................       10,277         12,034
  Dewhirst Group P.L.C.................................        6,000         23,503
  Diploma P.L.C........................................        3,000         11,499
  Etam P.L.C...........................................        7,000         15,744
  Euromoney Publications P.L.C.........................          990         27,772
  Eurotherm P.L.C......................................        3,270         19,696
  Forth Ports P.L.C....................................        2,000         20,218
  *Greene King P.L.C...................................        2,000         21,970
  Hazlewood Foods P.L.C................................       11,000         28,819
  Henderson P.L.C......................................        1,000         23,587
  Heywood Williams Group P.L.C.........................        5,000         19,839
  House of Fraser P.L.C................................        8,000         27,968
  How Group P.L.C......................................       29,000         33,469
  Ibstock P.L.C........................................       19,000         16,966
  Jardine Lloyd Thompson Group P.L.C...................        8,790         22,584
  Johnston Press P.L.C.................................        7,010         24,861
  MacFarlane Group Clansman P.L.C......................        6,000         18,651
  Meggitt P.L.C........................................       10,290         25,312
  Mersey Docks & Harbour Co. P.L.C.....................        3,580         25,333
  *Micro Focus Group P.L.C.............................          715         23,942
  Molins P.L.C.........................................        1,360          7,962
  More Group P.L.C.....................................        1,870         23,362
  *Oxford Molecular Group P.L.C........................        6,530         22,224
  Photo-Me International P.L.C.........................        6,000         11,221
  Polypipe P.L.C.......................................        8,000         28,440
  Quick Group P.L.C....................................        8,000         16,511
  *Quicks Group P.L.C. Issue 97........................        4,364          8,708
  Redrow Group P.L.C...................................       11,000         27,058
  Renishaw P.L.C.......................................        2,904         16,880
  SIG P.L.C............................................        4,300         20,792
  Senior Engineering Group P.L.C.......................       12,000         31,034
  Serco Group P.L.C....................................        2,400         33,157
  Shanks & McEwan Group P.L.C..........................        8,000         20,150
  St. Modwen Properties P.L.C..........................       23,000         27,707
  Stanley Leisure Organisation P.L.C...................        4,000         16,915
  Staveley Industries P.L.C............................        6,000         14,658
  Swan Hill Group P.L.C................................       13,000         19,384
                                                            SHARES           VALUE+
                                                         ------------  ------------
  T & S Stores P.L.C...................................        7,690   $     23,710
  Tibbett & Britten Group P.L.C........................        2,300         21,255
  Triplex Lloyd P.L.C..................................        7,609         26,665
  Vardon P.L.C.........................................        9,000         18,196
  Vaux Group P.L.C.....................................        5,100         21,911
  Vitec Group P.L.C....................................        2,000         21,111
  Vosper Thornycroft Holdings P.L.C....................        1,460         20,958
  Waddington (John) P.L.C..............................        3,980         17,770
  Wilson (Connolly) Holdings P.L.C.....................        8,000         22,576
  Wolverhampton & Dudley Breweries P.L.C...............        2,400         18,540
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,422,498)....................................                   1,553,353
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling
    (Cost $2,028)......................................                       2,108
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $1,424,526)....................................                   1,555,461
                                                                       ------------
FRANCE -- (9.1%)
COMMON STOCKS -- (9.1%)
  Bertrand Faure SA....................................          723         49,282
  #Bollore Technologies SA.............................          200         25,544
  Brioche Pasquier SA..................................          200         19,649
  But SA...............................................          400         17,217
  Canal Plus SA........................................           50          8,622
  Carbone Lorraine.....................................           80         21,574
  Cipe France SA.......................................          600         17,075
  *DMC (Dollfus Mieg et Cie)...........................          300          5,097
  Damart SA............................................           30         18,548
  Dassault Electronique SA.............................          300         28,254
  Dietrich et Cie......................................          450         21,267
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................          200         31,168
  Filipacchi Medias SA.................................          100         19,649
  Fimalac SA...........................................          330         26,049
  Fonciere Lyonnaise SA................................          204         23,740
  Fraikin SA...........................................          400         21,818
  GTM Entrepose........................................          500         33,031
  Gaumont..............................................          403         26,760
  *Generale de Geophysique SA..........................          300         32,523
  *Groupe Andre SA.....................................          304         29,610
  Groupe du Louvre SA..................................          700         36,485
  Groupement pour le Financement de la Construction
    SA.................................................          300         26,323
  Guyenne et Gascogne SA...............................           60         18,833
  Havas Advertising SA.................................          207         25,597
  *Immeubles de France.................................          400         23,850
  Legris Industries SA.................................          400         13,822
  *Metaleurop SA.......................................        1,500         15,626
  *Moulinex SA.........................................        1,440         34,637
  Rue Imperiale de Lyon................................           20         17,549
  *SAGA (Societe Anonyme de Gerance et d'Armement).....          300          7,709
  SAT SA (SA des Telecommunications)...................           57         15,748
  *SFIM (Societe de Fabrication d'Instruments de
    Mesure)............................................          102         17,796
  *SGE (Societe Generale d'Enterprise SA)..............        1,000         24,325
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................          160         21,221

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Skis Rossignol SA....................................          648   $     10,999
  Sommer-Allibert SA...................................          900         29,118
  Strafor Facom SA.....................................          283         17,248
  Sylea SA.............................................          200         18,125
  Union Immob..........................................          300         20,429
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies).................................          400         24,257
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $859,366)......................................                     896,174
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *BCR Participations Warrants 05/15/99
    (Cost $497)........................................          300             45
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *French Francs
    (Cost $13).........................................                          14
                                                                       ------------
TOTAL -- FRANCE
  (Cost $859,876)......................................                     896,233
                                                                       ------------
GERMANY -- (6.8%)
COMMON STOCKS -- (6.8%)
  *AGIV AG fuer Industrie & Verkehrswesen..............        1,700         34,890
  Aachener und Muenchener Versicherungs AG.............          120         40,548
  *Concordia Bau und Boden AG..........................          496          4,078
  *Concordia Bau und Boden AG Em 97....................          171          1,270
  *DLW AG..............................................          100         11,452
  DSL Holding AG.......................................          150         25,087
  Didier-Werke AG......................................          200         14,355
  Duerr Beteiligungs AG................................          500         16,923
  Dyckerhoff & Widmann AG..............................          100         11,566
  Fag Kugelfischer Georg Schaeffer AG..................        1,250         18,426
  *Felten & Guilleaume Energietechnik AG...............          100          7,937
  Gerresheimer Glas AG.................................        1,000         16,130
  Goldschmidt AG.......................................           50         16,725
  Harpener AG..........................................          100         16,725
  Holsten-Brauerei AG, Hamburg.........................          100         21,884
  Horten AG............................................          200         27,214
  Iwka AG..............................................          100         22,791
  KWS Kleinwanzlebener Saatzucht AG....................           15          9,780
  *Kali und Salz Beteiligungs AG.......................          200         14,752
  *Kaufhalle AG........................................          200         21,771
  Kiekert AG...........................................          500         21,346
  *Kloeckner-Werke AG..................................          400         28,007
  Kraftuebertragungswerke Rheinfelden AG...............           80         19,639
  Phoenix AG, Hamburg..................................        1,000         17,235
  Plettac AG...........................................           70         10,735
  Rheinboden Hypothekenbank AG.........................          100         17,689
  Rhoen Klinikum AG....................................          200         21,091
  *Salamander AG, Kornwesteim..........................          100         15,534
  Schmalbach-Lubeca AG.................................          140         26,233
  *Strabag AG..........................................          100          6,588
  Tarkett AG...........................................        1,200         26,873
  *Verseidag AG........................................          200         19,049
                                                            SHARES           VALUE+
                                                         ------------  ------------
  WCM Beteiligungs und Grundbesitz AG..................        3,000   $     53,577
  Walter AG............................................          100         34,470
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $691,174)......................................                     672,370
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *German Marks
    (Cost $3,460)......................................                       3,560
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Concordia Bau und Boden AG Rights 12/23/97..........          667              0
  *Rheinboden Hypothekenbank AG Rights 12/01/97........          100              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $694,634)......................................                     675,930
                                                                       ------------
MALAYSIA -- (5.2%)
COMMON STOCKS -- (4.4%)
  Arab Malaysia Corp. Berhad...........................       40,000         17,989
  Asiatic Development Berhad...........................       84,000         26,468
  Ban Hin Lee Bank Berhad..............................        6,000          8,593
  Bandar Raya Developments Berhad......................       11,000          3,245
  Batu Kawan Berhad....................................       10,500         12,813
  Boustead Holdings Berhad.............................       10,000         10,369
  CCM Bioscience Berhad................................           18             16
  Chemical Co. of Malaysia Berhad......................        7,000          7,940
  Country Heights Holdings Berhad......................       14,400         14,932
  Esso Malaysia Berhad.................................       12,000         16,018
  Federal Flour Mills Berhad...........................        8,000          8,800
  Gadek Capital Berhad.................................        2,000            716
  Guinness Anchor Berhad...............................       11,000         13,360
  Hap Seng Consolidated Berhad.........................       11,000         15,377
  Ho Hup Construction Co. Berhad.......................        5,000          2,979
  Hock Hua Bank Berhad (Foreign).......................        5,000          5,528
  Hong Leong Properties Berhad.........................       32,000          9,075
  IGB Corp. Berhad.....................................       18,000          6,239
  KFC Holdings (Malaysia) Berhad.......................       10,000         14,895
  Kamunting Corp. Berhad...............................       29,000          5,732
  Kedah Cement Holdings Berhad.........................       24,000          8,525
  Kelang Container Terminal Berhad.....................        7,000          4,211
  Kemayan Corp. Berhad.................................       11,000          2,852
  *Kuala Lumpur Industries Holdings Berhad.............       12,000          3,644
  Landmarks Berhad.....................................       15,000          3,803
  *Lingkaran Trans Kota Holdings Berhad................       20,000         17,301
  Lingui Development Berhad............................       22,000         10,839
  Lion Land Berhad.....................................       23,000          5,468
  *MBF Land Berhad.....................................       30,000          4,640
  *MCB Holdings Berhad.................................       25,000          5,120
  Malaysia Assurance Alliance Berhad...................        4,000          4,698
  Malaysian Industrial Development Finance Berhad......       43,000         16,751
  Malaysian Plantations Berhad.........................       15,000          5,156
  Mulpha International Berhad..........................       48,000          9,212
  *Olympia Industries Berhad...........................       19,000          4,463
  Pernas International Holdings Berhad.................       24,000          7,150
  Phileo Allied Berhad.................................       12,000          6,187
  Phileo Land Berhad...................................        9,000          7,605
  *Promet Berhad.......................................       23,000          4,480

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  RJ Reynolds Berhad...................................       12,000   $     20,452
  Shangri-la Hotels (Malaysia) Berhad..................       16,000          5,225
  Sime UEP Properties Berhad...........................       19,000         13,715
  Southern Bank Berhad (Foreign).......................       22,500         11,666
  *Southern Bank Berhad (Foreign) Issue 97.............       11,250          5,446
  TA Enterprise Berhad.................................       40,000         12,031
  Time Engineering Berhad..............................       51,000         16,362
  Tractors Malaysia Holdings Berhad....................       12,000          6,875
  Westmont Land (Asia) Berhad..........................       12,600          3,826
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $929,889)......................................                     428,787
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
  *Malaysian Ringetts
    (Cost $83,204).....................................                      81,817
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,013,093)....................................                     510,604
                                                                       ------------
HONG KONG -- (5.0%)
COMMON STOCKS -- (5.0%)
  Allied Properties (Hong Kong), Ltd...................      142,000         14,144
  Asia Financial Holdings, Ltd.........................       48,000         12,170
  #Asia Standard International Group, Ltd..............       70,000         14,579
  Champion Technology Holdings, Ltd....................       84,000         10,323
  China Aerospace International Holdings, Ltd..........       46,800         13,773
  #China Foods Holdings, Ltd...........................       30,000         10,575
  China Motor Bus Co., Ltd.............................        1,600         14,902
  Continental Mariner Investment Co., Ltd..............       60,000         24,061
  Dong-Jun Holdings, Ltd...............................       92,000         20,827
  Dynamic Holdings, Ltd................................       92,000         21,184
  FPB Bank Holding Co., Ltd............................       50,000         11,578
  Four Seas Mercantile Holdings, Ltd...................       60,000         30,853
  Goldlion Holdings, Ltd...............................       37,000         12,086
  Grande Holdings, Ltd.................................       28,000         10,866
  Great Wall Electronic International, Ltd.............      142,640         10,149
  Harbour Centre Development, Ltd......................        9,000          9,023
  JCG Holdings, Ltd....................................       28,000         11,410
  Kumagai Gumi Hong Kong, Ltd..........................       27,000         21,131
  Li & Fung, Ltd.......................................       24,000         32,289
  #Liu Chong Hing Investment, Ltd......................       18,000         17,231
  Moulin International Holdings, Ltd...................       92,000         12,020
  #Oriental Press Group, Ltd...........................       68,000         18,033
  QPL International Holdings, Ltd......................       23,000         14,281
  Sea Holdings, Ltd....................................       38,000         19,786
  Semi-Tech (Global) Co., Ltd..........................       60,556         12,377
  Shaw Brothers Hong Kong, Ltd.........................       20,000         14,877
  Shell Electric Manufacturing (Holdings) Co., Ltd.....       45,600          9,025
  Shougang Concord International Enterprises Co.,
    Ltd................................................       90,000         11,177
  #Silver Grant International Industries, Ltd..........       40,000          8,176
  Sime Darby Hong Kong, Ltd............................       20,000         11,642
  Sun Hung Kai & Co., Ltd..............................       59,000         11,830
  Tai Cheung Holdings, Ltd.............................       25,000         10,834
  Varitronix International, Ltd........................       10,000         16,946
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $652,988)......................................                     494,158
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $3,087)......................................                $      3,089
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *Grande Holdings, Ltd. Warrants 10/15/00.............        5,600            435
  *Shell Electric Manufacturing (Holdings) Co., Ltd.
    Warrants 05/31/99..................................        7,600            202
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         637
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $656,075)......................................                     497,884
                                                                       ------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
  *Ansaldo Trasporti SpA...............................        7,000          9,479
  Banca Toscana........................................       11,000         25,590
  *CIGA SpA (Compagnia Italiana Grandi Alberghi).......       50,000         32,869
  #Cartiere Burgo SpA..................................        4,000         23,379
  Cia Assicuratrice Unipol SpA.........................        6,000         17,708
  *Dalmine SpA.........................................       82,000         20,405
  Falck (Acciaierie & Ferriere Lombarde)...............        5,000         22,279
  Gewiss SpA...........................................        2,000         37,036
  *Impregilo SpA.......................................       19,000         13,469
  Magneti Marelli SpA..................................       15,000         24,305
  Milano Assicurazioni SpA.............................        5,000         15,133
  *Premafin Finanziaria SpA............................       37,000         13,596
  Previdente Cia Italiana Assicurazione SpA............        3,000         20,833
  Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
    Occhiali SpA)......................................        1,000         23,668
  Sorin Biomedica SpA..................................        7,500         32,095
  Tecnost SpA..........................................        8,000         16,064
  #UNICEM (Unione Cementi Marchini Emiliane e di
    Augusta-Casale)....................................        3,000         24,209
  Vianini Lavori SpA...................................       10,000         16,435
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $364,027)......................................                     388,552
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $1,228)......................................                       1,203
                                                                       ------------
TOTAL -- ITALY
  (Cost $365,255)......................................                     389,755
                                                                       ------------
SPAIN -- (3.8%)
COMMON STOCKS -- (3.7%)
  AGF Union y Fenix Seguros y Reaseguros SA............        2,100         26,545
  Amper SA.............................................          800         22,934
  Banco de Andalucia...................................          200         31,115
  Banco de Valencia....................................        1,000         19,681
  Banco Zaragozano SA..................................        1,200         31,182
  Cementos Portland SA.................................          500         25,147
  Ebro Agricolas Compania de Alimentacion SA...........        1,700         30,152
  Europistas Concesionaria Espanola SA.................        2,300         15,192
  Fabricacion de Automoviles Renault de Espana SA......          800         18,347

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  GESA (Gas y Electricidad SA).........................          400   $     28,701
  *Inmobiliaria Urbis SA...............................        2,300         19,973
  Portland Valderrivas SA..............................          300         24,442
  Prosegur Cia de Seguridad SA.........................        2,200         21,981
  Uralita SA...........................................        1,900         22,106
  Viscofan Industria Navarra de Envolturas Celulosicas
    SA.................................................        1,300         31,383
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $314,402)......................................                     368,881
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Spanish Peseta
    (Cost $4,034)......................................                       4,009
                                                                       ------------
TOTAL -- SPAIN
  (Cost $318,436)......................................                     372,890
                                                                       ------------
SWITZERLAND -- (3.7%)
COMMON STOCKS -- (3.6%)
  *Attisholz Holding AG, Attisholz.....................           24         10,858
  Danzas Holding AG....................................          100         20,972
  EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
    Laufenberg.........................................          100         21,007
  Fischer (Georg) AG, Schaffhausen.....................           20         25,714
  Forbo Holding AG, Eglisau............................           51         20,426
  Helvetia Patria Holding, St. Gallen..................           50         41,910
  Kraftwerk Laufenburg, Laufenburg.....................          100         19,008
  Phoenix Mecano AG, Stein am Rhein....................           50         24,585
  *Porst Holding AG, Jegenstorf........................           94         11,406
  Rieter Holding AG, Winterthur........................           80         34,959
  *Saurer AG, Arbon....................................           56         40,968
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................           10         22,586
  Sika Finanz AG, Baar.................................           90         27,018
  *Von Roll Holding AG, Gerlafingen....................          759         15,013
  Zuercher Ziegeleien Holding, Zuerich.................           27         22,347
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $311,246)......................................                     358,777
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swiss Francs
    (Cost $4,752)......................................                       4,873
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $315,998)......................................                     363,650
                                                                       ------------
AUSTRALIA -- (3.5%)
COMMON STOCKS -- (3.4%)
  *Aurora Gold, Ltd....................................       15,600         15,478
  Bank of Queensland, Ltd..............................        5,883         21,133
  Caltex Australia, Ltd................................        5,760         17,933
  Capral Aluminium, Ltd................................        7,740         14,564
  *Centaur Mining & Exploration, Ltd...................       16,005          7,228
  *Cultus Petroleum NL.................................        7,573         13,473
  Davids Limited.......................................       15,156          7,881
  Foodland Associated, Ltd.............................        3,941         29,662
  GWA International, Ltd...............................        9,716         17,617
  Great Central Mines, Ltd.............................       10,317         10,589
  Hudson Conway, Ltd...................................        2,235          8,380
  Iama, Ltd............................................       13,352         20,556
  Incitec, Ltd.........................................        4,600         18,444
  Jupiters, Ltd........................................        9,412         16,744
  MMI, Ltd.............................................        3,349          7,608
  Metal Manufactures, Ltd..............................        7,600         10,140
  OPSM Protector, Ltd..................................        2,313          5,935
  PMP Communications, Ltd..............................        8,900         17,965
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Pacific BBA, Ltd.....................................        5,369   $     16,715
  *Petsec Energy, Ltd..................................        4,391         15,623
  Resolute, Ltd........................................       10,029          7,068
  Savage Resources, Ltd................................       20,421         10,480
  Simsmetal, Ltd.......................................        3,186         16,677
  Sons of Gwalia, Ltd..................................        4,089          9,569
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $461,728)......................................                     337,462
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Australian Dollar
    (Cost $7,721)......................................                       7,719
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $469,449)......................................                     345,181
                                                                       ------------
NETHERLANDS -- (3.1%)
COMMON STOCKS -- (3.1%)
  ACF Holding NV (Certificate).........................          800         14,487
  Cap Gemini NV........................................        2,100         62,643
  Grolsche NV..........................................          800         19,920
  Internatio-Mueller NV................................        1,230         37,804
  Koninklijke Ahrend NV................................        1,254         38,794
  Koninklijke Frans Maas Groep NV......................          736         24,768
  Otra NV..............................................        1,000         15,846
  Schuttersveld NV.....................................        1,260         29,156
  Twentsche Kabel Holding NV...........................          606         33,502
  Wegener Arcade NV....................................        1,550         30,252
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $228,475)......................................                     307,172
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Netherlands Guilder
    (Cost $3,379)......................................                       3,292
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $231,854)......................................                     310,464
                                                                       ------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
  #Allgon AB Series B..................................        1,400         22,122
  *BTL AB Series B.....................................        3,700         19,121
  Bergman & Beving AB Series B.........................        1,400         25,567
  Catena AB Series A...................................        1,700         27,082
  Celsius Industrier AB Series B.......................        1,400         22,484
  *Enator AB...........................................        1,400         26,836
  Garphyttan Industrier AB.............................        1,400         22,484
  Lindex AB............................................          700         22,031
  Marieberg Tidnings AB Series A.......................        1,400         36,083
  Rottneros Bruk AB....................................       11,700          9,319
  Sparbanken Sverige AB Series A.......................        2,971         74,650
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $224,090)......................................                     307,779
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $8)..........................................                           8
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $224,098)......................................                     307,787
                                                                       ------------
SINGAPORE -- (2.6%)
COMMON STOCKS -- (2.3%)
  Amtek Engineering, Ltd...............................       15,000         11,397
  Bukit Sembawang Estates, Ltd.........................        1,000          7,472
  GK Goh Holdings......................................       17,000         10,675
  Haw Par Brothers International, Ltd..................       24,000         33,456

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Hitachi Zosen (Singapore), Ltd.......................       22,000   $      6,769
  Hotel Plaza, Ltd.....................................       25,000          7,692
  Kim Eng Holdings, Ltd................................       22,000          9,463
  Neptune Orient Lines, Ltd............................       34,000         20,282
  Orchard Parade Holdings, Ltd.........................       11,200          6,330
  Overseas Union Enterprise, Ltd.......................        6,000         13,940
  Rothmans Industries, Ltd. Issue 95...................        5,000         26,373
  *Scotts Holdings, Ltd................................       25,000         12,402
  Shangri-la Hotel, Ltd................................        7,000         13,450
  Sime Singapore, Ltd..................................       49,000         21,076
  Tuan Sing Holdings, Ltd..............................       44,000          7,322
  Van der Horst, Ltd...................................        4,000          2,374
  Vickers Ballas Holdings, Ltd.........................       29,000         15,934
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $378,182)......................................                     226,407
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
  *Singapore Dollars
    (Cost $32,755).....................................                      32,737
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $410,937)......................................                     259,144
                                                                       ------------
DENMARK -- (2.6%)
COMMON STOCKS -- (2.6%)
  Alm Brand A.S. Series B..............................          623         20,413
  Bang & Olufsen Holding A.S. Series B.................          450         26,473
  Coloplast A.S. Series B..............................          404         28,881
  DFDS A.S., Copenhagen................................           24         20,017
  *Falck A.S...........................................          568         26,478
  Nordiske Kabel og Traadfabrikker Holding A.S.........          277         23,103
  Obel (C.W.) A.S. Series B............................           89         16,569
  Radiometer A.S. Series B.............................          432         18,080
  Sas Danmark A.S......................................        1,739         25,900
  *Superfos A.S........................................        1,142         29,765
  *Topdanmark A.S......................................          145         22,891
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $273,280)......................................                     258,570
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Denmark Krone
    (Cost $28).........................................                          28
                                                                       ------------
TOTAL -- DENMARK
  (Cost $273,308)......................................                     258,598
                                                                       ------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  Ackermans & Van Haaren SA............................          120         29,843
  Afrifina.............................................          140         17,505
  CMB (Cie Martime Belge)..............................          300         23,083
  Cofinimmo SA.........................................          200         20,500
  Deceuninck Plastics Industries SA....................          130         25,150
  *Immobel (Cie Immobiliere de Belgique SA)............          200         12,201
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $127,388)......................................                     128,282
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $5)..........................................                           6
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $127,393)......................................                     128,288
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
NEW ZEALAND -- (1.0%)
COMMON STOCKS -- (1.0%)
  Enerco New Zealand, Ltd..............................        4,758   $     18,048
  Fernz Corp., Ltd.....................................        6,407         18,177
  New Zealand Refining Co., Ltd........................        1,008         12,123
  Ports of Auckland....................................        5,962         23,460
  Warehouse Group, Ltd.................................        7,154         20,517
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $109,898)......................................                      92,325
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $1,757)......................................                       1,730
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $111,655)......................................                      94,055
                                                                       ------------
SOUTH KOREA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won
    (Cost $143)........................................                         108
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
    12/01/97 (Collateralized by U.S. Treasury Notes
    8.50%, 11/15/00, valued at $236,225) to be
    repurchased at $229,104
    (Cost $229,000)....................................  $       229        229,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.9%)
  (Cost $12,255,514)++.................................                   9,871,748
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
    Other Assets.......................................                     313,046
    Payable for Investment Securities Purchased........                    (288,588)
    Other Liabilities..................................                     (12,487)
                                                                       ------------
                                                                             11,971
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,236,270
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $  9,883,719
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $       7.99
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (37.4%)
Barton Capital Corp. C.P.
     5.650%, 01/06/98..................................  $       390   $    387,777
Caisse Centrale des Jardins C.P.
     5.720%, 01/23/98..................................          400        396,652
Ciesco L.P. C.P.
     5.570%, 01/16/98..................................          400        397,097
Corporate Asset Funding Corp. C.P.
     5.700%, 01/09/98..................................          400        397,530
Den Norske Stats Objeselskap C.P.
     5.540%, 12/10/97..................................          350        349,512
Eksportfinans C.P.
     5.750%, 12/01/97..................................          400        400,000
Enterprise Funding Corp. C.P.
     5.660%, 01/05/98..................................          390        387,820
Equipment Intermediation Partnership C.P.
     5.570%, 12/05/97..................................          300        299,814
Hahn Issuing Corp. C.P.
     5.620%, 12/17/97..................................          400        398,992
Matterhorn Capital Corp. C.P.
     5.600%, 12/15/97..................................          404        403,123
Paccar Financial Corp. C.P.
     5.750%, 12/01/97..................................          400        400,000
Sheffield Receivables Corp. C.P.
     5.550%, 12/05/97..................................          350        349,783
Sigma Finance Corp. C.P.
     5.650%, 01/07/98..................................          350        347,950
Teco Finance, Inc, C.P.
     5.620%, 01/09/98..................................          400        397,517
USAA Capital Corp. C.P.
     5.550%, 12/12/97..................................          350        349,403
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $5,663,139)....................................                   5,662,970
                                                                       ------------
BONDS -- (33.3%)
Associates Corp. of North America Corporate Bonds
     6.680%, 09/17/99..................................          300        302,625
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
     6.400%, 05/05/99..................................          300        301,500
Canada (Government of) Bonds
     6.400%, 09/10/98..................................          160        160,600
Colgate-Palmolive Co. Medium Term Notes
     6.630%, 02/16/98..................................          160        160,189
Ford Motor Credit Co. Corporate Bonds
     7.250%, 05/15/99..................................          200        203,250
IBM Credit Corp. Medium Term Notes
     6.570%, 04/07/99..................................          300        302,250
Illinois Tool Works, Inc. Corporate Bonds
     7.500%, 12/01/98..................................          250        253,277

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
KFW International Finance, Inc. Medium Term Notes
     9.000%, 02/23/99..................................  $       200   $    206,750
Michigan Bell Telephone Medium Term Notes
     9.250%, 11/15/98..................................          240        247,500
Morgan Guaranty Trust Corporate Bonds
     6.000%, 10/01/98..................................          150        149,985
National Elf Aquitaine, Inc. Corporate Bonds
     7.750%, 05/01/99..................................          300        306,375
NationsBank N.C. Medium Term Notes
     6.100%, 01/19/99..................................          250        250,000
Nippon Telegraph & Telephone Corp. Corporate Bonds
     9.500%, 07/27/98..................................          300        306,750
Norwest Financial, Inc. Corporate Bonds
     6.000%, 08/01/99..................................          250        249,688
Pepsico, Inc. Corporate Bonds
     7.625%, 11/01/98..................................          300        303,705
Pitney Bowes Credit Corp. Medium Term Notes
     6.305%, 09/23/98..................................          170        170,753
Sara Lee Corp. Medium Term Notes
     5.500%, 12/01/98..................................          250        248,430
Shell Canada, Ltd. Corporate Bonds
     7.375%, 06/01/99..................................          350        356,125
St. Paul Companies, Inc. Medium Term Notes
     7.590%, 05/19/99..................................          300        306,375
Wachovia Bank N.A. Medium Term Notes
     6.000%, 03/15/99..................................          260        259,675
                                                                       ------------
TOTAL BONDS
  (Cost $5,039,510)....................................                   5,045,802
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (11.2%)
ABN-AMRO North American Certificate of Deposit
     5.710%, 10/09/98..................................          400        399,600
FCC National Bank Certificate of Deposit
     5.820%, 09/18/98..................................          300        299,970
Morgan Trust Certificate of Deposit
     5.800%, 07/28/98..................................          300        299,850
National Australia Bank Certificate of Deposit
     5.850%, 10/05/98..................................          400        400,120
Swiss Bank Certificate of Deposit
     5.805%, 10/01/98..................................          300        300,000
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,699,073)....................................                   1,699,540
                                                                       ------------

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
VARIABLE RATE OBLIGATIONS -- (6.3%)
Abbey National Treasury Services P.L.C.
    ***5.560%, 12/15/97................................  $       300   $    299,805
American Express Centurion Bank
    ***5.678%, 12/08/97................................          300        299,973
Key Bank N.A.
    ***5.649%, 02/20/98................................          350        349,664
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $949,536)......................................                     949,442
                                                                       ------------
AGENCY OBLIGATIONS -- (6.0%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98...................................          150        151,670
Federal Home Loan Bank
    5.715%, 03/20/98...................................          150        150,013
    5.100%, 01/26/99...................................          300        297,699
Student Loan Marketing Association
    7.000%, 03/03/98...................................          150        150,489
    6.250%, 06/30/98...................................          150        150,463
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $898,149)......................................                     900,334
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (1.0%)
Inter-American Development Bank
    9.450%, 09/15/98
      (Cost $153,878)..................................          150        154,125
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (3.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $536,875) to be
   repurchased at $521,237
   (Cost $521,000).....................................          521        521,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.7%)
  (Cost $14,924,285)++.................................                  14,933,213
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
 Other Assets..........................................                     211,789
 Liabilities...........................................                      (9,493)
                                                                       ------------
                                                                            202,296
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,500,827
  Outstanding $.01 Par Value Shares
  (100,000,000 Shares Authorized)......................                $ 15,135,509
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.08
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.
***Rates shown are the rates as of November 30, 1997 and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1997

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
FRANCE -- (23.2%)
BONDS -- (23.2%)
Belgium (Kingdom of)
    6.875%, 05/30/02...................................        1,000   $    181,266
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................          800        138,007
Credit Locale de France SA Euro Medium Term Notes
    5.375%, 10/11/01...................................          500         85,915
European Investment Bank
    8.500%, 02/20/02...................................        1,500        287,525
France (Government of) BTAN
    4.750%, 03/12/02...................................        1,000        168,510
    5.500%, 10/12/01...................................        1,100        190,728
France Telecom SA
    9.000%, 07/27/01...................................        1,800        345,304
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
    6.000%, 03/08/02...................................          500         87,533
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,509,468)....................................                   1,484,788
                                                                       ------------
JAPAN -- (22.2%)
BONDS -- (22.2%)
Credit Local de France SA
    6.000%, 10/31/01...................................        9,000         83,459
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................       32,000        266,280
Inter-American Development Bank
    6.000%, 10/30/01...................................       25,000        232,713
    2.250%, 02/05/02...................................       10,000         81,998
Japan Development Bank
    6.500%, 09/20/01...................................       35,000        329,775
World Bank (International Bank for Reconstruction and
  Development)
    5.250%, 03/20/02...................................       10,000         92,106
Nordic Investment Bank
    2.600%, 06/28/02...................................       40,000        332,850
                                                                       ------------
TOTAL -- JAPAN
  (Cost $1,485,607)....................................                   1,419,181
                                                                       ------------
GERMANY -- (21.8%)
BONDS -- (21.8%)
European Economic Community
    6.500%, 03/10/00...................................          500        295,011
Federal National Mortgage Association
    5.000%, 02/16/01...................................          400        227,913
Germany (Republic of)
    8.000%, 01/21/02...................................          550        347,432
LB Rheinland-Pfalz Finance BV
    5.375%, 02/12/02...................................          300        171,700
Minnesota Mining and Manufacturing Co.
    5.000%, 10/15/01...................................          300        170,416

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
World Bank (International Bank for Reconstruction and
  Development)
    6.125%, 09/27/02...................................          300   $    177,347
                                                                       ------------
TOTAL BONDS
  (Cost $1,500,896)....................................                   1,389,819
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $12)..........................................                          13
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,500,908)....................................                   1,389,832
                                                                       ------------
CANADA -- (21.0%)
BONDS -- (21.0%)
British Columbia (Municipal Finance Authority)
    11.200%, 10/24/00..................................          310        254,263
General Electric Capital Canada, Inc.
    6.875%, 12/31/01...................................          250        184,238
KFW International Finance, Inc.
    7.750%, 10/17/01...................................          250        189,331
Oesterreichische Postsparkasse PSK
    10.750%, 08/08/01..................................          400        328,924
SNCF (Societe Nationale des Chemins de Fer Francaise)
    9.250%, 12/20/01...................................          200        158,701
Toyota Credit Canada, Inc.
    8.000%, 12/29/00...................................          200        150,552
    7.375%, 12/31/01...................................          100         74,819
                                                                       ------------
TOTAL -- CANADA
  (Cost $1,376,849)....................................                   1,340,828
                                                                       ------------
AUSTRALIA -- (7.6%)
BONDS -- (7.6%)
ABN-Amro Australia, Ltd.
    8.250%, 11/03/00...................................          200        145,195
Airservices Australia
    7.375%, 11/15/01...................................          250        179,510
State Bank of New South Wales
    11.750%, 08/16/01..................................          200        162,356
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $528,465)......................................                     487,061
                                                                       ------------
NETHERLANDS -- (4.2%)
BONDS -- (4.2%)
Bank Nederlandse Gemeenten
    7.625%, 12/16/02...................................          250        138,774
Netherlands (Kingdom of)
    5.750%, 09/15/02...................................          250        129,530
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $290,103)......................................                     268,304
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,691,400)++..................................                $  6,389,994
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
@Denominated in local currency.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                            VA GLOBAL BOND PORTFOLIO

                               NOVEMBER 30, 1997
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value.......................................................................  $   6,390
Receivables
  Interest.................................................................................        199
  Investment Securities Sold...............................................................        246
  Fund Shares Sold.........................................................................         13
Unrealized Gain on Forward Currency Contracts..............................................        135
Prepaid Expenses and Other Assets..........................................................         97
                                                                                             ---------
    Total Assets...........................................................................      7,080
                                                                                             ---------

LIABILITIES:
Accrued Expenses...........................................................................          7
                                                                                             ---------

NET ASSETS.................................................................................  $   7,073
                                                                                             ---------
                                                                                             ---------

SHARES OUTSTANDING $.01 PAR VALUE
  (100,000,000 Shares Authorized)..........................................................    661,928
                                                                                             ---------
                                                                                             ---------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................  $   10.69
                                                                                             ---------
                                                                                             ---------

Investments at Cost........................................................................  $   6,691
                                                                                             ---------
                                                                                             ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                      VA SMALL       VA LARGE       VA INTERNATIONAL
                                                       VALUE          VALUE              VALUE
                                                      PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                      --------       --------       ----------------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of
      $0, $0 and $37, respectively)...............     $  125         $  401            $   343
    Interest......................................         27             30                 33
    Income from Securities Lending................         --             --                 14
                                                      --------       --------           -------
        Total Investment Income...................        152            431                390
                                                      --------       --------           -------

EXPENSES
    Investment Advisory Services..................         65             49                 60
    Accounting & Transfer Agent Fees..............         17             24                 22
    Custodians' Fees..............................          2              3                 19
    Legal Fees....................................          1              1                  1
    Audit Fees....................................          1              1                  1
    Filing Fees...................................          1              1                  1
    Shareholders' Reports.........................          4              6                  4
    Directors' Fees and Expenses..................         --              1                  1
    Organization Costs............................          1              7                  4
    Other.........................................          1              2                  2
                                                      --------       --------           -------
        Total Expenses............................         93             95                115
                                                      --------       --------           -------
    NET INVESTMENT INCOME.........................         59            336                275
                                                      --------       --------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities....      1,173          1,627                230
    Net Realized Loss on Foreign Currency
      Transactions................................         --             (1)               (15)
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency................................      2,525          2,529             (1,092)
        Translation of Foreign Currency
          Denominated Amounts.....................         --             --                 (3)
                                                      --------       --------           -------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
      FOREIGN CURRENCY............................      3,698          4,155               (880)
                                                      --------       --------           -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................     $3,757         $4,491            $  (605)
                                                      --------       --------           -------
                                                      --------       --------           -------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997
                             (AMOUNTS IN THOUSANDS)

                                                           VA                 VA
                                                      INTERNATIONAL       SHORT-TERM       VA GLOBAL
                                                          SMALL             FIXED            BOND
                                                        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                      -------------       ----------       ---------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes withheld of
      $17, $0 and $0, respectively)...............       $   161               --               --
    Interest......................................            23             $673            $ 277
    Income from Securities Lending................            11               --               --
                                                      -------------         -----          ---------
        Total Investment Income...................           195              673              277
                                                      -------------         -----          ---------

EXPENSES
    Investment Advisory Services..................            42               29               15
    Accounting & Transfer Agent Fees..............            14               10               11
    Custodians' Fees..............................            20                1                2
    Legal Fees....................................             1               --               --
    Audit Fees....................................             1                1               --
    Filing Fees...................................             1                1
    Shareholders' Reports.........................             2                3                2
    Directors' Fees and Expenses..................             1               --               --
    Organization Costs............................             1                1                7
    Other.........................................             1                4                1
                                                      -------------         -----          ---------
        Total Expenses............................            84               50               38
                                                      -------------         -----          ---------
    NET INVESTMENT INCOME.........................           111              623              239
                                                      -------------         -----          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain on Investment Securities....           112               13               25
    Net Realized Gain (Loss) on Foreign Currency
      Transactions................................            (1)              --              409
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency................................        (2,444)             (14)            (354)
        Translation of Foreign Currency
          Denominated Amounts.....................            (1)              --              119
                                                      -------------         -----          ---------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
      FOREIGN CURRENCY............................        (2,334)              (1)             199
                                                      -------------         -----          ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................       $(2,223)            $622            $ 438
                                                      -------------         -----          ---------
                                                      -------------         -----          ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in Thousands)

                                                 VA SMALL              VA LARGE
                                             VALUE PORTFOLIO       VALUE PORTFOLIO
                                           --------------------  --------------------
                                             YEAR       YEAR       YEAR       YEAR
                                             ENDED      ENDED      ENDED      ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             1997       1996       1997       1996
                                           ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..................  $      59  $      19  $     336  $     137
  Net Realized Gain on Investment
    Securities...........................      1,173         76      1,627        479
  Net Realized Loss on Foreign Currency
    Transactions.........................         --         --         (1)        (1)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency...........................      2,525      1,079      2,529      1,191
                                           ---------  ---------  ---------  ---------

    Net Increase in Net Assets Resulting
      from Operations....................      3,757      1,174      4,491      1,806
                                           ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income..................        (22)        (9)      (290)       (86)
  Net Realized Gains.....................        (76)        --       (481)        (2)
                                           ---------  ---------  ---------  ---------
      Total Distributions................        (98)        (9)      (771)       (88)
                                           ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued..........................      9,470      2,156     11,914      5,754
  Shares Issued in Lieu of Cash
    Distributions........................         98          9        771         88
  Shares Redeemed........................     (3,857)      (120)    (5,430)      (552)
                                           ---------  ---------  ---------  ---------

    Net Increase From Capital Share
      Transactions.......................      5,711      2,045      7,255      5,290
                                           ---------  ---------  ---------  ---------

      Total Increase.....................      9,370      3,210     10,975      7,008

NET ASSETS
  Beginning of Period....................      8,058      4,848     13,570      6,562
                                           ---------  ---------  ---------  ---------
  End of Period..........................  $  17,428  $   8,058  $  24,545  $  13,570
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................        696        195        814        465
   Shares Issued in Lieu of Cash
     Distributions.......................          8          1         57          7
   Shares Redeemed.......................       (262)       (11)      (354)       (45)
                                           ---------  ---------  ---------  ---------
                                                 442        185        517        427
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                             VA INTERNATIONAL      VA INTERNATIONAL
                                             VALUE PORTFOLIO       SMALL PORTFOLIO
                                           --------------------  --------------------
                                             YEAR       YEAR       YEAR       YEAR
                                             ENDED      ENDED      ENDED      ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             1997       1996       1997       1996
                                           ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income..................  $     275  $      90  $     111  $      34
  Net Realized Gain on Investment
    Securities...........................        230         58        112        136
  Net Realized Gain (Loss) on Foreign
    Currency Transactions................        (15)         2         (1)         1
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency...........................     (1,092)       694     (2,444)       204
    Translation of Foreign Currency
      Denominated Amounts................         (3)         3         (1)         2
                                           ---------  ---------  ---------  ---------

    Net Increase (Decrease) in Net Assets
      Resulting from Operations..........       (605)       847     (2,223)       377
                                           ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income..................       (100)        --        (37)        --
  Net Realized Gains.....................        (44)        (8)      (136)        --
                                           ---------  ---------  ---------  ---------

      Total Distributions................       (144)        (8)      (173)        --
                                           ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued..........................      9,487      5,279      7,137        802
  Shares Issued in Lieu of Cash
    Distributions........................        144          8        173         --
  Shares Redeemed........................     (1,789)      (623)    (1,037)       (28)
                                           ---------  ---------  ---------  ---------
    Net Increase From Capital Share
      Transactions.......................      7,842      4,664      6,273        774
                                           ---------  ---------  ---------  ---------

      Total Increase.....................      7,093      5,503      3,877      1,151

NET ASSETS
  Beginning of Period....................     10,517      5,014      6,007      4,856
                                           ---------  ---------  ---------  ---------
  End of Period..........................  $  17,610  $  10,517  $   9,884  $   6,007
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................        841        477        757         75
   Shares Issued in Lieu of Cash
     Distributions.......................         13          1         18         --
   Shares Redeemed.......................       (155)       (57)      (112)        (3)
                                           ---------  ---------  ---------  ---------
                                                 699        421        663         72
                                           ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                               VA SHORT-TERM           VA GLOBAL
                                              FIXED PORTFOLIO        BOND PORTFOLIO
                                            --------------------  --------------------
                                              YEAR       YEAR       YEAR       YEAR
                                              ENDED      ENDED      ENDED      ENDED
                                            NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                              1997       1996       1997       1996
                                            ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...................  $     623  $     271  $     239  $     119
  Net Realized Gain (Loss) on Investment
    Securities............................         13         (1)        25         93
  Net Realized Gain on Foreign Currency
    Transactions..........................         --         --        409        206
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency............................        (14)        24       (354)       (86)
    Translation of Foreign Currency
      Denominated Amounts.................         --         --        119        (22)
                                            ---------  ---------  ---------  ---------

    Net Increase in Net Assets Resulting
      from Operations.....................        622        294        438        310
                                            ---------  ---------  ---------  ---------

Distributions From:
  Net Investment Income...................       (595)      (262)      (388)      (132)
  Net Realized Gains......................         --         --        (93)        --
                                            ---------  ---------  ---------  ---------
      Total Distributions.................       (595)      (262)      (481)      (132)
                                            ---------  ---------  ---------  ---------

Capital Share Transactions (1):
  Shares Issued...........................      9,723      3,072      5,358         --
  Shares Issued in Lieu of Cash
    Distributions.........................        595        262        481        132
  Shares Redeemed.........................     (2,998)      (618)    (2,426)        --
                                            ---------  ---------  ---------  ---------

    Net Increase From Capital Share
      Transactions........................      7,320      2,716      3,413        132
                                            ---------  ---------  ---------  ---------

      Total Increase......................      7,347      2,748      3,370        310

NET ASSETS
  Beginning of Period.....................      7,789      5,041      3,703      3.393
                                            ---------  ---------  ---------  ---------
  End of Period...........................  $  15,136  $   7,789  $   7,073  $   3,703
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................        967        306        513         --
   Shares Issued in Lieu of Cash
     Distributions........................         59         26         47         12
   Shares Redeemed........................       (298)       (61)      (230)        --
                                            ---------  ---------  ---------  ---------
                                                  728        271        330         12
                                            ---------  ---------  ---------  ---------
                                            ---------  ---------  ---------  ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                        VA SMALL                                   VA LARGE
                                                     VALUE PORTFOLIO                           VALUE PORTFOLIO
                                          -------------------------------------     --------------------------------------
                                                            YEAR                                      YEAR
                                          YEAR ENDED       ENDED       OCT. 3,      YEAR ENDED       ENDED       JAN. 13,
                                           NOV. 30,       NOV. 30,     TO NOV.       NOV. 30,       NOV. 30,      TO NOV.
                                             1997           1996       30, 1995        1997           1996       30, 1995
                                          -----------     --------     --------     -----------     --------     ---------
Net Asset Value, Beginning of Period....    $   11.75     $   9.69      $ 10.00       $   13.46     $  11.29      $  10.00
                                          -----------     --------     --------     -----------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         0.06         0.03         0.01            0.24         0.17          0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........         3.78         2.05        (0.31)           3.07         2.12          1.85
                                          -----------     --------     --------     -----------     --------     ---------
    Total from Investment Operations....         3.84         2.08        (0.30)           3.31         2.29          2.04
                                          -----------     --------     --------     -----------     --------     ---------
LESS DISTRIBUTIONS
  Net Investment Income.................        (0.03)       (0.02)       (0.01)          (0.23)       (0.12)        (0.16)
  Net Realized Gains....................        (0.11)          --           --           (0.46)          --         (0.59)
                                          -----------     --------     --------     -----------     --------     ---------
    Total Distributions.................        (0.14)       (0.02)       (0.01)          (0.69)       (0.12)        (0.75)
                                          -----------     --------     --------     -----------     --------     ---------
Net Asset Value, End of Period..........    $   15.45     $  11.75      $  9.69       $   16.08     $  13.46      $  11.29
                                          -----------     --------     --------     -----------     --------     ---------
                                          -----------     --------     --------     -----------     --------     ---------
Total Return............................        33.02%       21.47%       (3.04)%#        25.72%       20.45%        20.41%#
Net Assets, End of Period (thousands)...    $  17,428     $  8,058      $ 4,848       $  24,545     $ 13,570      $  6,562
Ratio of Expenses to Average Net
  Assets................................         0.71%        1.05%        0.99%*          0.48%        1.03%         1.20%*
Ratio of Net Investment Income to
  Average Net Assets....................         0.45%        0.34%        0.91%*          1.71%        1.59%         2.03%*
Portfolio Turnover Rate.................        21.18%        5.19%        0.00%*         20.49%       18.54%        65.38%*
Average Commission Rate (1).............    $  0.0549     $ 0.0678          N/A       $  0.0479     $ 0.0484           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     VA INTERNATIONAL                           VA INTERNATIONAL
                                                     VALUE PORTFOLIO                            SMALL PORTFOLIO
                                          --------------------------------------     --------------------------------------
                                                            YEAR                                       YEAR
                                          YEAR ENDED       ENDED        OCT. 3,      YEAR ENDED       ENDED        OCT. 3,
                                           NOV. 30,       NOV. 30,      TO NOV.       NOV. 30,       NOV. 30,      TO NOV.
                                             1997           1996       30, 1995         1997           1996       30, 1995
                                          -----------     --------     ---------     -----------     --------     ---------
Net Asset Value, Beginning of Period....    $   11.41     $  10.03      $  10.00       $   10.48     $   9.71      $  10.00
                                          -----------     --------     ---------     -----------     --------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........         0.17         0.11            --            0.09         0.06         (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        (0.56)        1.29          0.03           (2.30)        0.71         (0.28)
                                          -----------     --------     ---------     -----------     --------     ---------
    Total from Investment Operations....        (0.39)        1.40          0.03           (2.21)        0.77         (0.29)
                                          -----------     --------     ---------     -----------     --------     ---------
LESS DISTRIBUTIONS
  Investment Income.....................        (0.10)          --            --           (0.06)          --            --
  Net Realized Gains....................        (0.05)       (0.02)           --           (0.22)          --            --
                                          -----------     --------     ---------     -----------     --------     ---------
    Total Distributions.................        (0.15)       (0.02)           --           (0.28)          --            --
                                          -----------     --------     ---------     -----------     --------     ---------
Net Asset Value, End of Period..........    $   10.87     $  11.41      $  10.03       $    7.99     $  10.48      $   9.71
                                          -----------     --------     ---------     -----------     --------     ---------
                                          -----------     --------     ---------     -----------     --------     ---------
Total Return............................        (3.45)%      13.92%         0.30%#        (21.54)%       7.93%        (2.90)%#
Net Assets, End of Period (thousands)...    $  17,610     $ 10,517      $  5,014       $   9,884     $  6,007      $  4,856
Ratio of Expenses to Average Net
  Assets................................         0.76%        1.17%         1.32%*          0.99%        1.27%         2.52%*
Ratio of Net Investment Income to
  Average Net Assets....................         1.83%        1.29%        (0.20)%*         1.32%        0.63%        (0.39)%*
Portfolio Turnover Rate.................         7.95%        4.14%         0.00%*          8.57%        6.40%         0.00%*
Average Commission Rate (1).............    $  0.0079     $ 0.0080           N/A       $  0.0118     $ 0.0200           N/A

--------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      VA SHORT-TERM                               VA GLOBAL
                                                     FIXED PORTFOLIO                           BOND PORTFOLIO
                                          -------------------------------------     -------------------------------------
                                                            YEAR                                      YEAR
                                          YEAR ENDED       ENDED       OCT. 3,      YEAR ENDED       ENDED       JAN. 13,
                                           NOV. 30,       NOV. 30,     TO NOV.       NOV. 30,       NOV. 30,     TO NOV.
                                             1997           1996       30, 1995        1997           1996       30, 1995
                                          -----------     --------     --------     -----------     --------     --------
Net Asset Value, Beginning of Period....    $   10.08      $ 10.04      $ 10.00       $   11.14      $ 10.61      $ 10.00
                                          -----------     --------     --------     -----------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................         0.53         0.48         0.08            0.42         0.37         0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........           --         0.04           --            0.34         0.57         0.81
                                          -----------     --------     --------     -----------     --------     --------
    Total from Investment Operations....         0.53         0.52         0.08            0.76         0.94         1.29
                                          -----------     --------     --------     -----------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.................        (0.53)       (0.48)       (0.04)          (0.94)       (0.41)       (0.57)
  Net Realized Gains....................           --           --           --           (0.27)          --        (0.11)
                                          -----------     --------     --------     -----------     --------     --------
    Total Distributions.................        (0.53)       (0.48)       (0.04)          (1.21)       (0.41)       (0.68)
                                          -----------     --------     --------     -----------     --------     --------
Net Asset Value, End of Period..........    $   10.08      $ 10.08      $ 10.04       $   10.69      $ 11.14      $ 10.61
                                          -----------     --------     --------     -----------     --------     --------
                                          -----------     --------     --------     -----------     --------     --------
Total Return............................         5.46%        5.34%        0.81%#          7.58%        9.16%       13.09%#
Net Assets, End of Period (thousands)...    $  15,136      $ 7,789      $ 5,041       $   7,073      $ 3,703      $ 3,393
Ratio of Expenses to Average Net
  Assets................................         0.43%        0.70%        0.63%*          0.65%        1.73%        1.31%*
Ratio of Net Investment Income to
  Average Net Assets....................         5.44%        4.93%        5.11%*          4.09%        3.43%        5.08%*
Portfolio Turnover Rate.................        72.92%       29.27%        0.00%*         58.35%       88.93%       60.09%*

--------------

(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers twenty-eight portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-two portfolios, twenty-one are presented in a separate report and the remaining portfolio has not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

    On December 20, 1995, the Board of Directors of DFA Investment Group Inc. approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for VA Short-Term Fixed Portfolio and VA Global Bond Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. All share and per share data as of and for the period ended November 30, 1995, have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 1997, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio..................................  .50 of 1%
VA Large Value Portfolio..................................  .25 of 1%
VA International Value Portfolio..........................  .40 of 1%
VA International Small Portfolio..........................  .50 of 1%
VA Short-Term Fixed Portfolio.............................  .25 of 1%
VA Global Bond Portfolio..................................  .25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                                                               OTHER
                                                                                  U.S. GOVERNMENT            INVESTMENT
                                                                                     SECURITIES              SECURITIES
                                                                               ----------------------  ----------------------
                                                                                PURCHASES     SALES     PURCHASES     SALES
                                                                               -----------  ---------  -----------  ---------
VA Small Value Portfolio.....................................................          --          --   $   7,527   $   2,670
VA Large Value Portfolio.....................................................          --          --      10,644       3,899
VA International Value Portfolio.............................................          --          --       8,736       1,146
VA International Small Portfolio.............................................          --          --       6,618         681
VA Short-Term Fixed Portfolio................................................   $   1,747   $   2,037       7,649       4,564
VA Global Bond Portfolio.....................................................          --         184       6,497       2,919

E. INVESTMENT TRANSACTIONS:

    At November 30, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                                APPRECIATION       DEPRECIATION        NET
                                                                              -----------------  -----------------  ---------
VA Small Value Portfolio....................................................      $   4,351          $    (906)     $   3,445
VA Large Value Portfolio....................................................          4,563               (227)         4,336
VA International Value Portfolio............................................          2,675             (3,048)          (373)
VA International Small Portfolio............................................            873             (3,257)        (2,384)
VA Short-Term Fixed Portfolio...............................................             12                 (3)             9
VA Global Bond Portfolio....................................................             19               (320)          (301)

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 1997, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
EXPIRATION                                              CONTRACT      VALUE AT NOVEMBER     EXCHANGE
   DATE                  CURRENCY SOLD                   AMOUNT           30, 1997        GAIN (LOSS)
----------  ----------------------------------------  -------------  -------------------  ------------
 12/08/97      183,372,322  Japanese Yen              $   1,506,138    $     1,431,328     $   74,810
 12/17/97          722,094  Australian Dollars              501,928            493,928          8,000
 12/22/97        9,008,624  French Francs                 1,557,912          1,524,843         33,069
 12/30/97        2,561,059  German Marks                  1,468,076          1,451,519         16,557
 12/31/97        1,944,640  Canadian Dollars              1,365,330          1,365,867           (537)
 12/31/97          537,884  Netherlands Guilders            273,593            270,481          3,112
                                                      -------------  -------------------  ------------
                                                      $   6,672,977    $     6,537,966     $  135,011
                                                      -------------  -------------------  ------------
                                                      -------------  -------------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

H. COMPONENTS OF NET ASSETS:

                                                                               AT NOVEMBER 30, 1997 NET ASSETS CONSIST OF:
                                                                                         (AMOUNTS IN THOUSANDS)
                                                                           ---------------------------------------------------
                                                                               VA SMALL         VA LARGE      VA INTERNATIONAL
                                                                                VALUE             VALUE            VALUE
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   12,759       $    18,486       $   17,494
Undistributed Net Investment Income......................................             51                99              267
Undistributed Net Realized Gain..........................................          1,173             1,625              236
Accumulated Net Realized Foreign Exchange Loss...........................             --                (1)             (15)
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency.......................................................          3,445             4,336             (373)
Unrealized Net Foreign Exchange Gain.....................................             --                --                1
                                                                                --------     ---------------       --------
                                                                              $   17,428       $    24,545       $   17,610
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------


                                                                           VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                                SMALL             FIXED             BOND
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   12,046       $    15,056       $    6,754
Undistributed Net Investment Income......................................            109                59               48
Undistributed Net Realized Gain..........................................            112                12               25
Undistributed Net Realized Foreign Exchange Gain (Loss)..................             (1)               --              409
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency.......................................................         (2,384)                9             (301)
Unrealized Net Foreign Exchange Gain.....................................              2                --              138
                                                                                --------     ---------------       --------
                                                                              $    9,884       $    15,136       $    7,073
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------

I. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the VA Portfolios or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at November 30, 1997, is as follows:

                                                                                     VALUE OF SECURITIES  VALUE OF COLLATERAL
                                                                                           ON LOAN        AND INDEMNIFICATION
                                                                                     -------------------  --------------------
VA International Value Portfolio...................................................    $     3,477,130       $    3,673,776
VA International Small Portfolio...................................................            529,193              598,548

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.:

We have audited the accompanying statements of net assets of The DFA Investment Dimensions Group Inc. (comprising, respectively, VA Small Value, VA Large Value, VA International Value, VA International Small, and VA Short-Term Fixed Portfolios) and the statement of assets and liabilities, including the schedule of investments, of The DFA Investment Dimensions Group Inc., VA Global Bond Portfolio as of November 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting The DFA Investment Dimensions Group Inc. as of November 30, 1997, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998